UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - 98.1%
Aerospace & Defense - 2.0%
AAR Corp.	900	$19,071
Aerovironment, Inc.*	165	4,599
Alliant Techsystems, Inc.	750	44,557
American Science & Engineering, Inc.	90	6,435
Astronics Corp.*	90	2,998
BE Aerospace, Inc.*	165	6,963
The Boeing Co.	1,200	89,016
Ceradyne, Inc.*	525	17,372
Cubic Corp.	150	6,936
Curtiss-Wright Corp.	1,065	39,788
DigitalGlobe, Inc.*	330	5,178
Ducommun, Inc.	240	3,468
Esterline Technologies Corp.*	690	42,193
GenCorp, Inc.*	510	2,800
General Dynamics Corp.	420	29,047
GeoEye, Inc.*	165	3,615
Goodrich Corp.	225	28,069
HEICO Corp.	120	6,672
HEICO Corp., Class A	210	8,095
Hexcel Corp.*	930	23,315
Honeywell International, Inc.	1,290	74,872
The KEYW Holding Corp.*	150	1,140
Kratos Defense & Security Solutions, Inc.*	780	5,296
L-3 Communications Holdings, Inc.	150	10,611
LMI Aerospace, Inc.*	225	4,453
Lockheed Martin Corp.	375	30,870
Moog, Inc., Class A*	390	16,622
National Presto Industries, Inc.	105	10,261
Northrop Grumman Corp.	360	20,898
Orbital Sciences Corp.*	555	8,042
Precision Castparts Corp.	255	41,738
Raytheon Co.	495	23,755
Rockwell Collins, Inc.	285	16,499
Spirit Aerosystems Holdings, Inc., Class A*	165	3,752
Taser International, Inc.*	600	2,856
Teledyne Technologies, Inc.*	345	19,582
Textron, Inc.	495	12,613
TransDigm Group, Inc.*	90	9,408
Triumph Group, Inc.	75	4,693
United Technologies Corp.	1,425	111,649

		819,797
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	1,275	7,663
Atlas Air Worldwide Holdings, Inc.*	600	28,581
C.H. Robinson Worldwide, Inc.	300	20,652
Expeditors International of Washington, Inc.	390	17,413
FedEx Corp.	540	49,405
Forward Air Corp.	270	9,450
HUB Group, Inc., Class A*	345	11,809
Pacer International, Inc.*	330	1,993
Park-Ohio Holdings Corp.*	195	3,879
United Parcel Service, Inc., Class B	1,335	100,993
UTi Worldwide, Inc.	945	14,071

		265,909
Airlines - 0.4%
Alaska Air Group, Inc.*	825	62,807
Allegiant Travel Co.*	135	7,421
Delta Air Lines, Inc.*	1,185	12,502
Hawaiian Holdings, Inc.*	1,140	7,934
JetBlue Airways Corp.*	2,340	13,876
Republic Airways Holdings, Inc.*	1,020	5,620
SkyWest, Inc.	480	6,144
Southwest Airlines Co.	1,125	10,778
Spirit Airlines, Inc.*	165	2,770
United Continental Holdings, Inc.*	465	10,742
US Airways Group, Inc.*	1,545	13,040

		153,634

	Shares	Value
Common Stocks - (continued)
Auto Components - 0.7%
American Axle & Manufacturing
Holdings, Inc.*	1,500	$18,090
Amerigon, Inc.*	210	3,223
BorgWarner, Inc.*	195	14,553
Cooper Tire & Rubber Co.	1,410	21,235
Dana Holding Corp.*	3,315	49,228
Dorman Products, Inc.*	120	5,209
Drew Industries, Inc.*	180	4,675
Exide Technologies*	1,770	5,841
Federal-Mogul Corp.*	570	9,456
Fuel Systems Solutions, Inc.*	150	3,130
Gentex Corp.	255	6,852
The Goodyear Tire & Rubber Co.*	450	5,850
Johnson Controls, Inc.	1,230	39,077
Lear Corp.	150	6,285
Modine Manufacturing Co.*	435	4,759
Spartan Motors, Inc.	315	1,912
Standard Motor Products, Inc.	465	9,621
Stoneridge, Inc.*	240	2,249
Superior Industries International, Inc.	540	9,812
Tenneco, Inc.*	1,365	43,816
Tower International, Inc.*	60	685
TRW Automotive Holdings Corp.*	150	5,628
Visteon Corp.*	90	4,320

		275,506
Automobiles - 0.3%
Ford Motor Co.	5,235	65,019
General Motors Co.*	765	18,375
Harley-Davidson, Inc.	435	19,223
Tesla Motors, Inc.*	105	3,052
Thor Industries, Inc.	1,080	33,113
Winnebago Industries, Inc.*	285	2,605

		141,387
Beverages - 1.3%
Beam, Inc.	285	14,908
The Boston Beer Co., Inc., Class A*	90	9,004
Brown-Forman Corp., Class A	45	3,576
Brown-Forman Corp., Class B	165	13,400
Central European Distribution Corp.*	1,485	6,088
Coca-Cola Bottling Co. Consolidated	45	2,743
The Coca-Cola Co.	3,720	251,212
Coca-Cola Enterprises, Inc.	585	15,672
Constellation Brands, Inc., Class A*	255	5,330
Dr Pepper Snapple Group, Inc.	390	15,140
Molson Coors Brewing Co., Class B	225	9,650
Monster Beverage Corp.*	135	14,109
National Beverage Corp.*	90	1,506
PepsiCo, Inc.	2,805	184,204
Primo Water Corp.*	195	571

		547,113
Biotechnology - 2.0%
Achillion Pharmaceuticals, Inc.*	435	4,824
Acorda Therapeutics, Inc.*	375	9,574
Affymax, Inc.*	330	2,637
Alexion Pharmaceuticals, Inc.*	330	25,331
Alkermes PLC*	885	16,647
Allos Therapeutics, Inc.*	495	767
Alnylam Pharmaceuticals, Inc.*	345	3,988
AMAG Pharmaceuticals, Inc.*	195	3,202
Amgen, Inc.	1,575	106,958
Amylin Pharmaceuticals, Inc.*	1,245	17,716
Ardea Biosciences, Inc.*	165	3,001
Arena Pharmaceuticals, Inc.*	1,695	3,000
Ariad Pharmaceuticals, Inc.*	1,245	18,364
Arqule, Inc.*	510	4,029
AVEO Pharmaceuticals, Inc.*	405	5,338
Biogen Idec, Inc.*	435	51,295
BioMarin Pharmaceutical, Inc.*	195	6,956
Biosante Pharmaceuticals, Inc.*	945	616
Biotime, Inc.*	240	1,387

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Celgene Corp.*	825	$59,978
Cell Therapeutics, Inc.*	1,785	1,963
Cepheid, Inc.*	585	25,775
Chelsea Therapeutics International Ltd.*	480	2,160
Codexis, Inc.*	180	1,003
Cubist Pharmaceuticals, Inc.*	570	23,267
Curis, Inc.*	720	3,564
Cytori Therapeutics, Inc.*	465	1,595
Dendreon Corp.*	1,470	19,963
Dynavax Technologies Corp.*	870	3,028
Emergent Biosolutions, Inc.*	225	3,818
Enzon Pharmaceuticals, Inc.*	345	2,460
Exact Sciences Corp.*	495	4,623
Exelixis, Inc.*	1,200	6,384
Genomic Health, Inc.*	195	5,411
Geron Corp.*	1,230	2,435
Gilead Sciences, Inc.*	1,395	68,132
Halozyme Therapeutics, Inc.*	810	8,554
Human Genome Sciences, Inc.*	1,950	19,188
Idenix Pharmaceuticals, Inc.*	585	7,833
Immunogen, Inc.*	705	9,955
Immunomedics, Inc.*	630	2,218
Incyte Corp. Ltd.*	930	16,461
Infinity Pharmaceuticals, Inc.*	255	1,550
Inhibitex, Inc.*	630	16,084
InterMune, Inc.*	570	8,550
Ironwood Pharmaceuticals, Inc.*	525	7,875
Isis Pharmaceuticals, Inc.*	885	7,222
Keryx Biopharmaceuticals, Inc.*	660	2,237
Lexicon Pharmaceuticals, Inc.*	1,590	2,306
Ligand Pharmaceuticals, Inc., Class B*	255	3,175
MannKind Corp.*	510	1,377
Medivation, Inc.*	330	18,285
Metabolix, Inc.*	315	835
Micromet, Inc.*	855	9,345
Momenta Pharmaceuticals, Inc.*	1,050	16,475
Myriad Genetics, Inc.*	810	19,165
Neurocrine Biosciences, Inc.*	525	4,882
Novavax, Inc.*	915	1,382
NPS Pharmaceuticals, Inc.*	810	6,221
Oncothyreon, Inc.*	465	3,167
Onyx Pharmaceuticals, Inc.*	135	5,527
Opko Health, Inc.*	1,455	7,653
PDL BioPharma, Inc.	3,180	20,320
Pharmacyclics, Inc.*	465	8,547
Progenics Pharmaceuticals, Inc.*	300	2,892
Regeneron Pharmaceuticals, Inc.*	135	12,266
Rigel Pharmaceuticals, Inc.*	660	6,448
Savient Pharmaceuticals, Inc.*	660	1,670
Sciclone Pharmaceuticals, Inc.*	450	2,156
Seattle Genetics, Inc.*	225	4,259
SIGA Technologies, Inc.*	375	1,241
Spectrum Pharmaceuticals, Inc.*	495	6,965
Synta Pharmaceuticals Corp.*	315	1,458
Targacept, Inc.*	255	1,550
Theravance, Inc.*	735	13,039
United Therapeutics Corp.*	90	4,426
Vanda Pharmaceuticals, Inc.*	270	1,336
Vertex Pharmaceuticals, Inc.*	405	14,965
Vical, Inc.*	630	2,211
Zalicus, Inc.*	735	786
ZIOPHARM Oncology, Inc.*	555	2,947

		838,193
Building Products - 0.3%
A.O. Smith Corp.	360	15,293
AAON, Inc.	195	3,949
Ameresco, Inc., Class A*	180	2,360
Apogee Enterprises, Inc.	270	3,712
Armstrong World Industries, Inc.*	210	9,807
Gibraltar Industries, Inc.*	285	4,466

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Griffon Corp.	510	$5,085
Insteel Industries, Inc.	165	2,112
Lennox International, Inc.	480	17,376
Masco Corp.	660	7,966
NCI Building Systems, Inc.*	195	2,283
Owens Corning*	210	7,087
Quanex Building Products Corp.	345	5,668
Simpson Manufacturing Co., Inc.	375	12,142
Trex Co., Inc.*	135	3,351
Universal Forest Products, Inc.	180	5,719
USG Corp.*	615	7,897

		116,273
Capital Markets - 1.6%
Affiliated Managers Group, Inc.*	90	9,046
Ameriprise Financial, Inc.	330	17,672
Arlington Asset Investment Corp., Class A	165	3,696
Artio Global Investors, Inc.	720	3,233
The Bank of New York Mellon Corp.	1,695	34,120
BGC Partners, Inc., Class A	1,995	12,489
BlackRock, Inc.	180	32,760
Calamos Asset Management, Inc., Class A	450	5,620
The Charles Schwab Corp.	1,860	21,669
Cohen & Steers, Inc.	210	7,092
Cowen Group, Inc., Class A*	1,875	5,062
Diamond Hill Investment Group, Inc.	30	2,292
Duff & Phelps Corp., Class A	630	9,658
E*Trade Financial Corp.*	465	3,808
Eaton Vance Corp.	210	5,395
Epoch Holding Corp.	180	4,286
Evercore Partners, Inc., Class A	255	7,188
Federated Investors, Inc., Class B	1,005	17,165
Financial Engines, Inc.*	390	9,340
Franklin Resources, Inc.	270	28,647
FXCM, Inc., Class A	405	4,261
GAMCO Investors, Inc., Class A	45	2,092
GFI Group, Inc.	1,500	6,945
Gleacher & Co., Inc.*	1,650	2,755
The Goldman Sachs Group, Inc.	600	66,882
Greenhill & Co., Inc.	270	12,571
HFF, Inc., Class A*	330	4,656
ICG Group, Inc.*	345	3,095
INTL FCStone, Inc.*	135	3,467
Invesco Ltd.	810	18,282
Investment Technology Group, Inc.*	930	10,546
Janus Capital Group, Inc.	4,230	33,290
Jefferies Group, Inc.	255	3,879
KBW, Inc.	285	4,939
Knight Capital Group, Inc., Class A*	2,220	28,838
Ladenburg Thalmann Financial
Services, Inc.*	1,170	2,621
Legg Mason, Inc.	255	6,495
LPL Investment Holdings, Inc.*	75	2,464
Medallion Financial Corp.	165	1,830
Morgan Stanley	1,845	34,409
Northern Trust Corp.‡	390	16,072
Oppenheimer Holdings, Inc., Class A	255	4,447
Piper Jaffray Cos.*	435	9,679
Raymond James Financial, Inc.	135	4,725
Safeguard Scientifics, Inc.*	450	7,155
SEI Investments Co.	270	4,960
State Street Corp.	915	35,850
Stifel Financial Corp.*	510	18,391
SWS Group, Inc.	735	5,402
T Rowe Price Group, Inc.	465	26,896
TD Ameritrade Holding Corp.	405	6,525
Virtus Investment Partners, Inc.*	60	4,762
Waddell & Reed Financial, Inc., Class A	150	4,118

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Walter Investment Management Corp.	270	$5,054

		648,591
Chemicals - 2.9%
A Schulman, Inc.	720	17,640
Air Products & Chemicals, Inc.	375	33,011
Airgas, Inc.	135	10,656
Albemarle Corp.	180	11,576
American Vanguard Corp.	240	3,607
Ashland, Inc.	105	6,621
Balchem Corp.	285	10,784
Cabot Corp.	1,350	48,870
Calgon Carbon Corp.*	555	9,069
Celanese Corp.	225	10,960
CF Industries Holdings, Inc.	105	18,625
Chemtura Corp.*	2,175	30,559
Cytec Industries, Inc.	1,110	55,345
The Dow Chemical Co.	1,590	53,281
E.I. du Pont de Nemours & Co.	1,710	87,022
Eastman Chemical Co.	210	10,567
Ecolab, Inc.	555	33,544
Ferro Corp.*	1,965	13,283
Flotek Industries, Inc.*	480	5,635
FMC Corp.	135	12,512
FutureFuel Corp.	165	1,968
Georgia Gulf Corp.*	765	26,813
Hawkins, Inc.	90	3,564
HB Fuller Co.	1,140	32,627
Huntsman Corp.	285	3,628
Innophos Holdings, Inc.	510	25,459
International Flavors & Fragrances, Inc.	165	9,209
Intrepid Potash, Inc.*	495	11,826
KMG Chemicals, Inc.	90	1,657
Koppers Holdings, Inc.	480	18,235
Kraton Performance Polymers, Inc.*	720	20,477
Kronos Worldwide, Inc.	45	1,036
LSB Industries, Inc.*	180	6,309
Minerals Technologies, Inc.	180	11,421
Monsanto Co.	975	79,999
The Mosaic Co.	540	30,224
NewMarket Corp.	15	3,243
Olin Corp.	1,590	35,298
OM Group, Inc.*	750	20,347
Omnova Solutions, Inc.*	1,050	5,208
PolyOne Corp.	2,040	29,417
PPG Industries, Inc.	300	26,874
Praxair, Inc.	510	54,162
Quaker Chemical Corp.	300	13,290
Rockwood Holdings, Inc.*	135	6,817
RPM International, Inc.	225	5,632
The Scotts Miracle-Gro Co., Class A	90	4,262
Senomyx, Inc.*	375	1,099
Sensient Technologies Corp.	1,140	45,167
The Sherwin-Williams Co.	135	13,167
Sigma-Aldrich Corp.	195	13,268
Solutia, Inc.*	2,700	74,250
Spartech Corp.*	315	1,692
Stepan Co.	180	15,469
TPC Group, Inc.*	330	10,840
Tredegar Corp.	255	6,288
Valhi, Inc.	15	807
Valspar Corp.	150	6,486
W.R. Grace & Co.*	90	4,819
Westlake Chemical Corp.	45	2,630
Zep, Inc.	225	3,685
Zoltek Cos., Inc.*	285	2,477

		1,174,313
Commercial Banks - 4.8%
1st Source Corp.	165	4,132
Ameris Bancorp*	585	6,271
Arrow Financial Corp.	105	2,756

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Associated Banc-Corp	1,620	$20,185
Bancfirst Corp.	165	6,626
Bancorp Inc./DE*	315	2,526
BancorpSouth, Inc.	735	8,254
Bank of Hawaii Corp.	1,080	49,378
Bank of Marin Bancorp	135	5,231
Bank of the Ozarks, Inc.	615	17,214
Banner Corp.	390	7,660
BB&T Corp.	1,260	34,259
BBCN Bancorp, Inc.*	645	6,527
BOK Financial Corp.	30	1,671
Boston Private Financial Holdings, Inc.	735	6,056
Bryn Mawr Bank Corp.	255	5,128
CapitalSource, Inc.	2,580	17,828
Cardinal Financial Corp.	270	3,027
Cathay General Bancorp	735	11,569
Central Pacific Financial Corp.*	45	613
Chemical Financial Corp.	570	12,899
CIT Group, Inc.*	360	13,730
Citizens Republic Bancorp, Inc.*	915	11,758
City Holding Co.	345	12,261
City National Corp./CA	1,095	50,239
CoBiz Financial, Inc.	345	2,063
Columbia Banking Systems, Inc.	375	7,875
Comerica, Inc.	270	7,471
Commerce Bancshares, Inc./MO	105	4,076
Community Bank System, Inc.	840	22,982
Community Trust Bancorp, Inc.	315	9,705
Cullen/Frost Bankers, Inc.	105	5,845
CVB Financial Corp.	2,145	22,587
Eagle Bancorp, Inc.*	180	3,022
East West Bancorp, Inc.	270	5,929
Enterprise Financial Services Corp.	435	5,390
Fifth Third Bancorp	1,215	15,807
Financial Institutions, Inc.	315	5,383
First Busey Corp.	1,845	9,243
First Citizens BancShares, Inc./NC, Class A	45	7,939
First Commonwealth Financial Corp.	2,370	13,130
First Community Bancshares, Inc./VA	360	4,594
First Connecticut Bancorp, Inc./CT	150	1,989
First Financial Bancorp	1,305	22,681
First Financial Bankshares, Inc.	300	10,224
First Financial Corp./IN	255	8,930
First Horizon National Corp.	5,850	51,071
First Interstate Bancsystem, Inc.	330	4,541
First Merchants Corp.	255	2,512
First Midwest Bancorp, Inc./IL	690	7,507
First Niagara Financial Group, Inc.	405	3,876
First Republic Bank/CA*	135	4,047
FirstMerit Corp.	2,475	38,833
FNB Corp./PA	2,880	33,754
Fulton Financial Corp.	4,530	42,084
Glacier Bancorp, Inc.	675	9,430
Hancock Holding Co.	1,755	58,266
Hanmi Financial Corp.*	421	3,469
Home Bancshares, Inc./AR	240	6,254
Hudson Valley Holding Corp.	165	3,622
Huntington Bancshares, Inc./OH	1,200	6,852
Iberiabank Corp.	285	14,900
Independent Bank Corp./MA	480	13,315
International Bancshares Corp.	1,305	25,082
Investors Bancorp, Inc.*	435	6,421
KeyCorp	1,335	10,373
Lakeland Financial Corp.	330	8,362
M&T Bank Corp.	180	14,353
MainSource Financial Group, Inc.	480	4,507
MB Financial, Inc.	510	9,256
National Penn Bancshares, Inc.	1,200	10,428
NBT Bancorp, Inc.	765	17,213

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Old National Bancorp/IN	885	$10,416
Oriental Financial Group, Inc.	975	11,154
Pacific Capital Bancorp N.A.*	45	1,256
PacWest Bancorp	300	6,381
Park National Corp.	300	20,769
Pinnacle Financial Partners, Inc.*	315	5,305
PNC Financial Services Group, Inc.	735	43,306
Popular, Inc.*	22,980	36,079
PrivateBancorp, Inc.	600	8,484
Prosperity Bancshares, Inc.	1,065	44,208
Regions Financial Corp.	2,280	11,902
Renasant Corp.	570	8,995
Republic Bancorp, Inc./KY, Class A	225	5,717
S&T Bancorp, Inc.	630	13,677
Sandy Spring Bancorp, Inc.	555	10,134
SCBT Financial Corp.	135	4,176
Signature Bank/NY*	450	26,168
Simmons First National Corp., Class A	150	4,132
Southside Bancshares, Inc.	375	8,025
State Bank Financial Corp.*	705	11,273
StellarOne Corp.	210	2,579
Sterling Bancorp/NY	795	7,592
Sterling Financial Corp./WA*	255	4,682
SunTrust Banks, Inc.	975	20,056
Susquehanna Bancshares, Inc.	1,440	13,162
SVB Financial Group*	405	23,506
SY Bancorp, Inc.	285	6,250
Synovus Financial Corp.	16,575	28,840
TCF Financial Corp.	3,420	34,337
Texas Capital Bancshares, Inc.*	345	10,943
Tompkins Financial Corp.	195	7,886
Tower Bancorp, Inc.	120	3,695
TowneBank/VA	270	3,564
Trustmark Corp.	1,290	30,405
U.S. Bancorp	3,465	97,782
UMB Financial Corp.	795	30,671
Umpqua Holdings Corp.	1,080	13,144
Union First Market Bankshares Corp.	510	7,007
United Bankshares, Inc./WV	1,140	31,817
United Community Banks, Inc./GA*	225	1,708
Univest Corp of Pennsylvania	375	5,557
Valley National Bancorp	3,795	45,236
Virginia Commerce Bancorp, Inc.*	660	5,848
Washington Banking Co.	390	5,164
Washington Trust Bancorp, Inc.	330	8,148
Webster Financial Corp.	1,680	35,616
Wells Fargo & Co.	6,990	204,178
WesBanco, Inc.	570	11,377
West Coast Bancorp/OR*	405	6,472
Westamerica Bancorp.	270	12,542
Western Alliance Bancorp*	765	6,112
Wilshire Bancorp, Inc.*	1,560	5,460
Wintrust Financial Corp.	330	10,115
Zions Bancorp.	330	5,557

		1,963,556
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	1,005	21,808
ACCO Brands Corp.*	1,245	13,222
American Reprographics Co.*	960	5,770
Avery Dennison Corp.	165	4,480
The Brink’s Co.	1,065	30,022
Cenveo, Inc.*	1,320	4,422
Cintas Corp.	210	7,780
Clean Harbors, Inc.*	90	5,710
Consolidated Graphics, Inc.*	225	11,428
Copart, Inc.*	105	4,939
Corrections Corp of America*	945	22,236
Covanta Holding Corp.	1,125	16,076
Deluxe Corp.	1,170	29,917
Encore Capital Group, Inc.*	225	5,287

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
EnergySolutions, Inc.*	765	$2,723
EnerNOC, Inc.*	555	5,078
Ennis, Inc.	585	9,676
Fuel Tech, Inc.*	165	995
G&K Services, Inc., Class A	180	5,915
The Geo Group, Inc.*	1,455	25,579
Healthcare Services Group, Inc.	585	10,934
Herman Miller, Inc.	540	11,405
HNI Corp.	345	9,360
InnerWorkings, Inc.*	270	2,978
Interface, Inc., Class A	540	7,177
Iron Mountain, Inc.	330	10,170
KAR Auction Services, Inc.*	705	10,392
Knoll, Inc.	1,125	17,955
McGrath Rentcorp	225	7,164
Metalico, Inc.*	390	1,419
Mine Safety Appliances Co.	300	10,242
Mobile Mini, Inc.*	360	7,488
Multi-Color Corp.	300	6,873
Pitney Bowes, Inc.	270	5,122
Portfolio Recovery Associates, Inc.*	165	10,717
Quad/Graphics, Inc.	510	5,992
R.R. Donnelley & Sons Co.	255	2,897
Republic Services, Inc.	375	10,980
Rollins, Inc.	135	2,888
Schawk, Inc.	240	3,226
Standard Parking Corp.*	150	2,652
Steelcase, Inc., Class A	2,025	17,638
Stericycle, Inc.*	150	12,603
SYKES Enterprises, Inc.*	960	16,829
Team, Inc.*	180	5,254
Tetra Tech, Inc.*	585	13,531
TMS International Corp., Class A*	300	3,186
Unifirst Corp.	345	20,831
United Stationers, Inc.	420	13,579
US Ecology, Inc.	165	3,089
Viad Corp.	195	3,945
Waste Connections, Inc.	210	6,785
Waste Management, Inc.	735	25,549

		533,913
Communications Equipment - 2.1%
Acme Packet, Inc.*	105	3,069
ADTRAN, Inc.	600	20,778
Anaren, Inc.*	180	3,136
Arris Group, Inc.*	1,215	14,191
Aruba Networks, Inc.*	165	3,660
Aviat Networks, Inc.*	525	1,165
Bel Fuse, Inc., Class B	120	2,430
Black Box Corp.	405	12,523
Blue Coat Systems, Inc.*	405	10,433
Brocade Communications Systems, Inc.*	10,530	59,073
Calix, Inc.*	375	2,839
Ciena Corp.*	900	13,095
Cisco Systems, Inc.	9,735	191,098
Comtech Telecommunications Corp.	240	7,406
Comverse Technology, Inc.*	2,010	12,663
Digi International, Inc.*	240	2,710
EchoStar Corp., Class A*	390	10,230
Emulex Corp.*	825	8,613
Extreme Networks*	2,355	7,630
F5 Networks, Inc.*	150	17,961
Finisar Corp.*	840	17,018
Globecomm Systems, Inc.*	210	2,997
Harmonic, Inc.*	1,065	6,251
Harris Corp.	180	7,380
Infinera Corp.*	990	7,069
InterDigital, Inc.	435	16,234
Ixia*	465	5,678

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
JDS Uniphase Corp.*	405	$5,139
Juniper Networks, Inc.*	960	20,093
Loral Space & Communications, Inc.*	270	18,619
Motorola Mobility Holdings, Inc.*	525	20,281
Motorola Solutions, Inc.	555	25,757
Netgear, Inc.*	345	13,738
Oclaro, Inc.*	1,230	5,092
Oplink Communications, Inc.*	195	3,652
Plantronics, Inc.	435	16,199
Polycom, Inc.*	345	6,883
Procera Networks, Inc.*	150	2,524
QUALCOMM, Inc.	3,045	179,107
Riverbed Technology, Inc.*	285	6,823
ShoreTel, Inc.*	225	1,474
Sonus Networks, Inc.*	1,950	5,031
Sycamore Networks, Inc.*	180	3,496
Symmetricom, Inc.*	405	2,527
Tellabs, Inc.	7,530	28,614
Viasat, Inc.*	390	18,541
Westell Technologies, Inc., Class A*	510	1,122

		852,042
Computers & Peripherals - 3.1%
3D Systems Corp.*	390	7,457
Apple, Inc.*	1,680	766,886
Avid Technology, Inc.*	270	2,616
Cray, Inc.*	300	2,238
Dell, Inc.*	2,325	40,060
Diebold, Inc.	1,455	46,109
Electronics for Imaging, Inc.*	435	7,465
EMC Corp.*	3,735	96,214
Fusion-io, Inc.*	225	5,200
Hewlett-Packard Co.	2,790	78,064
Imation Corp.*	810	4,803
Immersion Corp.*	270	1,520
Intermec, Inc.*	480	4,051
Intevac, Inc.*	210	1,749
Lexmark International, Inc., Class A	1,800	62,820
NCR Corp.*	225	4,214
NetApp, Inc.*	675	25,475
OCZ Technology Group, Inc.*	480	4,046
QLogic Corp.*	2,415	41,828
Quantum Corp.*	2,175	5,481
SanDisk Corp.*	330	15,140
Seagate Technology PLC	585	12,367
Silicon Graphics International Corp.*	285	3,887
STEC, Inc.*	390	3,690
Stratasys, Inc.*	195	7,166
Super Micro Computer, Inc.*	240	4,051
Synaptics, Inc.*	315	12,068
Western Digital Corp.*	330	11,996

		1,278,661
Construction & Engineering - 0.4%
AECOM Technology Corp.*	150	3,433
Aegion Corp.*	360	6,145
Comfort Systems USA, Inc.	360	4,306
Dycom Industries, Inc.*	330	7,052
EMCOR Group, Inc.	615	17,730
Fluor Corp.	315	17,716
Furmanite Corp.*	345	2,660
Granite Construction, Inc.	330	8,788
Great Lakes Dredge & Dock Corp.	1,320	8,448
Jacobs Engineering Group, Inc.*	225	10,071
KBR, Inc.	210	6,749
Layne Christensen Co.*	450	10,453
MasTec, Inc.*	600	9,774
Michael Baker Corp.*	195	4,775
MYR Group, Inc.*	195	3,896
Northwest Pipe Co.*	90	2,053
Orion Marine Group, Inc.*	315	2,281

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Pike Electric Corp.*	165	$1,313
Primoris Services Corp.	615	9,785
Quanta Services, Inc.*	375	8,100
The Shaw Group, Inc.*	690	18,727
Sterling Construction Co., Inc.*	210	2,522
Tutor Perini Corp.*	735	11,165
URS Corp.*	105	4,321

		182,263
Construction Materials - 0.1%
Eagle Materials, Inc.	420	12,352
Martin Marietta Materials, Inc.	90	7,426
Texas Industries, Inc.	225	7,033
Vulcan Materials Co.	210	9,211

		36,022
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	1,140	8,972
American Express Co.	1,815	91,004
Capital One Financial Corp.	645	29,509
Cash America International, Inc.	675	29,605
Credit Acceptance Corp.*	60	5,065
DFC Global Corp.*	420	8,274
Discover Financial Services	765	20,793
Ezcorp, Inc., Class A*	990	26,552
First Cash Financial Services, Inc.*	270	10,867
Green Dot Corp., Class A*	195	5,534
Nelnet, Inc., Class A	630	15,530
Netspend Holdings, Inc.*	330	2,881
SLM Corp.	720	10,764
World Acceptance Corp.*	345	21,983

		287,333
Containers & Packaging - 0.3%
Aptargroup, Inc.	135	7,077
Ball Corp.	300	11,778
Bemis Co., Inc.	150	4,692
Boise, Inc.	2,745	20,972
Crown Holdings, Inc.*	210	7,575
Graphic Packaging Holding Co.*	3,030	15,180
Greif, Inc., Class A	540	26,163
Myers Industries, Inc.	375	4,991
Owens-Illinois, Inc.*	225	5,411
Packaging Corp of America	150	4,221
Rock-Tenn Co., Class A	90	5,567
Sealed Air Corp.	255	5,082
Silgan Holdings, Inc.	90	3,741
Sonoco Products Co.	150	4,695
Temple-Inland, Inc.	165	5,262

		132,407
Distributors - 0.1%
Core-Mark Holding Co., Inc.	255	10,355
Genuine Parts Co.	270	17,221
LKQ Corp.*	270	8,802
Pool Corp.	450	15,313
VOXX International Corp.*	480	6,106

		57,797
Diversified Consumer Services - 0.7%
American Public Education, Inc.*	165	6,633
Apollo Group, Inc., Class A*	180	9,434
Ascent Capital Group, Inc., Class A*	135	6,398
Bridgepoint Education, Inc.*	420	10,328
Capella Education Co.*	300	12,699
Career Education Corp.*	1,395	14,103
Coinstar, Inc.*	285	14,173
Corinthian Colleges, Inc.*	1,740	5,237
DeVry, Inc.	90	3,398
Education Management Corp.*	45	1,149
Grand Canyon Education, Inc.*	345	5,789
H&R Block, Inc.	420	6,871

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Hillenbrand, Inc.	1,425	$33,416
ITT Educational Services, Inc.*	615	40,510
K12, Inc.*	330	7,389
Lincoln Educational Services Corp.	510	4,452
Matthews International Corp., Class A	270	8,899
Regis Corp.	1,320	22,625
School Specialty, Inc.*	375	1,207
Service Corp. International	2,205	24,476
Sotheby’s	120	4,024
Steiner Leisure Ltd.*	135	6,666
Stewart Enterprises, Inc., Class A	750	4,613
Strayer Education, Inc.	270	29,376
Universal Technical Institute, Inc.*	210	2,930
Weight Watchers International, Inc.	60	4,568

		291,363
Diversified Financial Services - 1.5%
Bank of America Corp.	18,210	129,837
CBOE Holdings, Inc.	840	21,496
Citigroup, Inc.	4,065	124,877
CME Group, Inc.	120	28,741
Compass Diversified Holdings	900	12,618
Gain Capital Holdings, Inc.	285	1,815
Interactive Brokers Group, Inc., Class A	915	13,835
IntercontinentalExchange, Inc.*	135	15,455
JPMorgan Chase & Co.	5,295	197,503
Leucadia National Corp.	270	7,495
MarketAxess Holdings, Inc.	315	9,781
Moody’s Corp.	360	13,403
MSCI, Inc., Class A*	210	6,842
The NASDAQ OMX Group, Inc.*	195	4,832
NewStar Financial, Inc.*	300	2,916
NYSE Euronext	360	9,562
PHH Corp.*	1,275	14,777
Pico Holdings, Inc.*	210	4,635

		620,420
Diversified Telecommunication Services - 1.4%
8x8, Inc.*	600	2,664
AboveNet, Inc.*	225	14,951
Alaska Communications Systems
Group, Inc.	420	1,142
AT&T, Inc.	8,340	245,279
Atlantic Tele-Network, Inc.	90	3,248
Cbeyond, Inc.*	285	2,422
CenturyLink, Inc.	855	31,661
Cincinnati Bell, Inc.*	4,515	15,577
Cogent Communications Group, Inc.*	435	6,629
Consolidated Communications
Holdings, Inc.	240	4,558
Fairpoint Communications, Inc.*	495	2,015
Frontier Communications Corp.	1,800	7,704
General Communication, Inc., Class A*	330	3,435
HickoryTech Corp.	405	4,653
IDT Corp., Class B	450	3,960
inContact, Inc.*	525	2,625
Iridium Communications, Inc.*	1,050	8,390
Level 3 Communications, Inc.*	300	5,565
Neutral Tandem, Inc.*	300	3,687
Premiere Global Services, Inc.*	555	4,884
SureWest Communications	135	1,955
tw telecom inc*	270	5,441
Verizon Communications, Inc.	5,115	192,631
Vonage Holdings Corp.*	3,435	8,691
Windstream Corp.	705	8,509

		592,276
Electric Utilities - 1.8%
Allete, Inc.	735	30,466
American Electric Power Co., Inc.	675	26,703
Central Vermont Public Service Corp.	60	2,110

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Cleco Corp.	1,395	$55,465
Duke Energy Corp.	1,845	39,317
Edison International	420	17,237
El Paso Electric Co.	405	14,094
The Empire District Electric Co.	960	19,997
Entergy Corp.	240	16,651
Exelon Corp.	930	36,995
FirstEnergy Corp.	585	24,699
Great Plains Energy, Inc.	195	4,021
Hawaiian Electric Industries, Inc.	2,175	56,441
IDACORP, Inc.	1,125	47,419
ITC Holdings Corp.	90	6,634
MGE Energy, Inc.	270	12,112
NextEra Energy, Inc.	585	35,012
Northeast Utilities	255	8,861
NV Energy, Inc.	330	5,346
Otter Tail Corp.	345	7,621
Pepco Holdings, Inc.	315	6,193
Pinnacle West Capital Corp.	150	7,089
PNM Resources, Inc.	1,785	31,791
Portland General Electric Co.	1,710	42,647
PPL Corp.	810	22,510
Progress Energy, Inc.	405	22,004
The Southern Co.	1,560	71,074
UIL Holdings Corp.	1,155	39,940
Unisource Energy Corp.	840	31,298
Unitil Corp.	135	3,730
Westar Energy, Inc.	165	4,693

		750,170
Electrical Equipment - 1.1%
A123 Systems, Inc.*	945	2,051
Acuity Brands, Inc.	405	23,583
American Superconductor Corp.*	900	4,545
AMETEK, Inc.	285	13,395
AZZ, Inc.	135	6,627
The Babcock & Wilcox Co.*	210	5,219
Belden, Inc.	450	17,645
Brady Corp., Class A	1,125	36,416
Capstone Turbine Corp.*	2,415	2,874
Cooper Industries PLC	300	17,736
Emerson Electric Co.	1,350	69,363
Encore Wire Corp.	180	4,914
EnerSys*	1,140	33,037
Franklin Electric Co., Inc.	180	9,011
FuelCell Energy, Inc.*	1,065	1,044
Generac Holdings, Inc.*	285	8,282
General Cable Corp.*	1,185	36,569
Global Power Equipment Group, Inc.*	135	3,463
GrafTech International Ltd.*	1,230	20,197
Hubbell, Inc., Class B	90	6,476
II-VI, Inc.*	495	11,390
LSI Industries, Inc.	210	1,493
Polypore International, Inc.*	390	14,851
Powell Industries, Inc.*	90	3,115
Preformed Line Products Co.	75	4,847
Regal-Beloit Corp.	885	50,241
Rockwell Automation, Inc.	255	19,857
Roper Industries, Inc.	180	16,810
Thermon Group Holdings, Inc.*	150	2,628
Thomas & Betts Corp.*	90	6,425
Valence Technology, Inc.*	1,470	1,411
Vicor Corp.	180	1,607

		457,122
Electronic Equipment, Instruments & Components - 1.7%
Aeroflex Holding Corp.*	435	5,511
Amphenol Corp., Class A	315	17,145
Anixter International, Inc.*	690	45,202
Arrow Electronics, Inc.*	165	6,813
Avnet, Inc.*	210	7,323

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
AVX Corp.	1,245	$16,384
Badger Meter, Inc.	135	4,339
Benchmark Electronics, Inc.*	1,350	23,220
Brightpoint, Inc.*	1,545	18,107
Checkpoint Systems, Inc.*	375	3,945
Cognex Corp.	360	14,958
Coherent, Inc.*	240	13,411
Corning, Inc.	2,190	28,185
CTS Corp.	780	7,847
Daktronics, Inc.	360	3,938
DDi Corp.	420	4,078
Dolby Laboratories, Inc., Class A*	90	3,273
DTS, Inc.*	165	4,674
Echelon Corp.*	315	1,629
Electro Rent Corp.	240	4,102
Electro Scientific Industries, Inc.	225	3,416
Fabrinet*	435	7,164
FARO Technologies, Inc.*	150	8,142
FEI Co.*	375	16,522
FLIR Systems, Inc.	285	7,339
Ingram Micro, Inc., Class A*	225	4,271
Insight Enterprises, Inc.*	1,020	18,829
IPG Photonics Corp.*	45	2,376
Itron, Inc.*	915	35,493
Jabil Circuit, Inc.	285	6,458
Kemet Corp.*	1,005	9,236
LeCroy Corp.*	150	1,562
Littelfuse, Inc.	210	10,649
Maxwell Technologies, Inc.*	255	5,217
Measurement Specialties, Inc.*	135	4,387
Mercury Computer Systems, Inc.*	285	3,816
Methode Electronics, Inc.	345	3,426
Molex, Inc.	90	2,380
Molex, Inc., Class A	105	2,298
MTS Systems Corp.	150	6,884
Multi-Fineline Electronix, Inc.*	225	5,594
National Instruments Corp.	165	4,440
NeoPhotonics Corp.*	150	825
Newport Corp.*	900	16,623
OSI Systems, Inc.*	180	9,671
Park Electrochemical Corp.	180	5,467
Plexus Corp.*	810	29,362
Power-One, Inc.*	1,245	5,403
Pulse Electronics Corp.	945	2,712
Radisys Corp.*	210	1,266
RealD, Inc.*	375	3,289
Richardson Electronics Ltd.	135	1,635
Rofin-Sinar Technologies, Inc.*	270	7,660
Rogers Corp.*	150	5,764
Sanmina-SCI Corp.*	1,815	19,929
Scansource, Inc.*	615	23,106

SYNNEX Corp.*	555	20,080
TE Connectivity Ltd.	600	20,460
Tech Data Corp.*	990	51,401
Trimble Navigation Ltd.*	225	10,537
TTM Technologies, Inc.*	1,200	14,724
Universal Display Corp.*	375	15,791
Vishay Intertechnology, Inc.*	3,300	40,524
Zygo Corp.*	150	2,654

		712,866
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.*	75	3,449
Baker Hughes, Inc.	780	38,321
Basic Energy Services, Inc.*	675	12,157
Bristow Group, Inc.	330	16,190
Cal Dive International, Inc.*	2,220	6,682
Cameron International Corp.*	435	23,142
CARBO Ceramics, Inc.	30	2,918
Complete Production Services, Inc.*	150	5,055

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Dawson Geophysical Co.*	75	$2,669
Diamond Offshore Drilling, Inc.	90	5,607
Dresser-Rand Group, Inc.*	150	7,684
Dril-Quip, Inc.*	60	3,958
Exterran Holdings, Inc.*	1,455	13,502
FMC Technologies, Inc.*	435	22,233
Global Geophysical Services, Inc.*	195	1,757
Gulf Island Fabrication, Inc.	120	3,642
Gulfmark Offshore, Inc., Class A*	255	11,659
Halliburton Co.	1,665	61,239
Helix Energy Solutions Group, Inc.*	945	15,545
Helmerich & Payne, Inc.	180	11,108
Hercules Offshore, Inc.*	1,290	5,792
Hornbeck Offshore Services, Inc.*	300	9,807
ION Geophysical Corp.*	1,110	8,247
Key Energy Services, Inc.*	1,350	19,548
Lufkin Industries, Inc.	285	21,438
Matrix Service Co.*	600	6,984
McDermott International, Inc.*	420	5,107
Mitcham Industries, Inc.*	285	6,259
Nabors Industries Ltd.*	525	9,775
National Oilwell Varco, Inc.	765	56,595
Natural Gas Services Group, Inc.*	120	1,655
Newpark Resources, Inc.*	855	6,960
Noble Corp.*	465	16,201
Oceaneering International, Inc.	195	9,475
Oil States International, Inc.*	90	7,172
OYO Geospace Corp.*	45	3,960
Parker Drilling Co.*	2,685	17,452
Patterson-UTI Energy, Inc.	285	5,378
PHI, Inc.*	300	7,908
Pioneer Drilling Co.*	585	5,218
Rowan Cos., Inc.*	225	7,652
RPC, Inc.	90	1,373
Schlumberger Ltd.	2,445	183,791
SEACOR Holdings, Inc.*	210	19,221
Superior Energy Services, Inc.*	765	21,810
Tesco Corp.*	300	4,164
Tetra Technologies, Inc.*	720	6,725
Tidewater, Inc.	90	4,847
Transocean Ltd.	585	27,670
Union Drilling, Inc.*	120	772
Unit Corp.*	480	21,720
Willbros Group, Inc.*	1,140	4,856

		804,049
Food & Staples Retailing - 1.6%
The Andersons, Inc.	420	17,031
Casey’s General Stores, Inc.	855	43,554
Costco Wholesale Corp.	795	65,405
CVS Caremark Corp.	1,890	78,907
The Fresh Market, Inc.*	300	12,918
Ingles Markets, Inc., Class A	300	5,229
The Kroger Co.	795	18,889
Nash Finch Co.	270	7,887
The Pantry, Inc.*	525	6,321
Pricesmart, Inc.	165	10,997
Rite Aid Corp.*	13,740	19,099
Ruddick Corp.	420	16,943
Safeway, Inc.	495	10,880
Spartan Stores, Inc.	525	9,839
SUPERVALU, Inc.	4,815	33,272
Susser Holdings Corp.*	180	4,293
Sysco Corp.	1,065	32,067
United Natural Foods, Inc.*	450	19,822
Walgreen Co.	1,215	40,532
Wal-Mart Stores, Inc.	2,490	152,786
Weis Markets, Inc.	255	10,779
Whole Foods Market, Inc.	285	21,099

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Winn-Dixie Stores, Inc.*	1,200	$11,340

		649,889
Food Products - 1.6%
Archer-Daniels-Midland Co.	870	24,908
B&G Foods, Inc.	480	10,877
Bunge Ltd.	210	12,027
Calavo Growers, Inc.	165	4,488
Cal-Maine Foods, Inc.	150	5,694
Campbell Soup Co.	360	11,412
Chiquita Brands International, Inc.*	1,035	9,098
ConAgra Foods, Inc.	585	15,602
Corn Products International, Inc.	105	5,826
Darling International, Inc.*	2,670	40,798
Dean Foods Co.*	4,170	44,869
Diamond Foods, Inc.	210	7,631
Dole Food Co., Inc.*	825	7,920
Flowers Foods, Inc.	195	3,773
Fresh Del Monte Produce, Inc.	900	22,032
General Mills, Inc.	1,095	43,614
Green Mountain Coffee Roasters, Inc.*	225	12,002
H.J. Heinz Co.	585	30,332
The Hain Celestial Group, Inc.*	345	13,314
The Hershey Co.	285	17,408
Hormel Foods Corp.	255	7,339
J&J Snack Foods Corp.	135	6,889
The JM Smucker Co.	195	15,362
Kellogg Co.	450	22,284
Kraft Foods, Inc., Class A	2,970	113,751
Lancaster Colony Corp.	180	12,508
McCormick & Co., Inc.	210	10,613
Mead Johnson Nutrition Co.	375	27,784
Omega Protein Corp.*	435	3,745
Pilgrim’s Pride Corp.*	1,065	5,730
Ralcorp Holdings, Inc.*	75	6,559
Sanderson Farms, Inc.	465	23,687
Sara Lee Corp.	1,005	19,246
Seneca Foods Corp., Class A*	105	3,038
Smart Balance, Inc.*	555	2,941
Smithfield Foods, Inc.*	225	5,024
Snyders-Lance, Inc.	585	13,449
Tootsie Roll Industries, Inc.	270	6,545
TreeHouse Foods, Inc.*	330	18,658
Tyson Foods, Inc., Class A	435	8,108

		676,885
Gas Utilities - 0.5%
AGL Resources, Inc.	105	4,359
Atmos Energy Corp.	120	3,889
Chesapeake Utilities Corp.	225	9,679
The Laclede Group, Inc.	480	19,997
National Fuel Gas Co.	135	6,788
New Jersey Resources Corp.	420	20,042
Northwest Natural Gas Co.	240	11,412
ONEOK, Inc.	180	14,969
Piedmont Natural Gas Co., Inc.	675	22,221
Questar Corp.	315	6,073
South Jersey Industries, Inc.	285	15,641
Southwest Gas Corp.	1,035	43,263
UGI Corp.	150	4,036
WGL Holdings, Inc.	495	21,112

		203,481
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.*	210	5,687
ABIOMED, Inc.*	315	5,831
Accuray, Inc.*	585	3,305
Alere, Inc.*	1,950	47,092
Align Technology, Inc.*	570	13,429
Alphatec Holdings, Inc.*	510	898
Analogic Corp.	120	6,808
AngioDynamics, Inc.*	240	3,110

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Antares Pharma, Inc.*	1,050	$2,688
Arthrocare Corp.*	255	7,882
Atrion Corp.	15	3,666
Baxter International, Inc.	1,035	57,422
Becton Dickinson and Co.	375	29,404
Boston Scientific Corp.*	2,760	16,450
C.R. Bard, Inc.	165	15,266
Cantel Medical Corp.	120	3,788
CareFusion Corp.*	405	9,700
Conceptus, Inc.*	240	2,971
CONMED Corp.*	270	7,938
The Cooper Cos., Inc.	90	6,493
Covidien PLC	900	46,350
Cyberonics, Inc.*	270	8,775
Delcath Systems, Inc.*	450	1,786
DENTSPLY International, Inc.	255	9,624
DexCom, Inc.*	690	7,569
Edwards Lifesciences Corp.*	210	17,361
Endologix, Inc.*	495	6,425
Gen-Probe, Inc.*	90	6,024
Greatbatch, Inc.*	525	12,295
Haemonetics Corp.*	240	15,590
Hansen Medical, Inc.*	510	1,596
Hill-Rom Holdings, Inc.	615	20,301
Hologic, Inc.*	480	9,787
ICU Medical, Inc.*	120	5,576
IDEXX Laboratories, Inc.*	105	8,882
Insulet Corp.*	390	7,593
Integra LifeSciences Holdings Corp.*	480	14,170
Intuitive Surgical, Inc.*	75	34,493
Invacare Corp.	705	12,041
Kensey Nash Corp.	75	1,741
MAKO Surgical Corp.*	345	12,344
Masimo Corp.*	555	11,877
Medtronic, Inc.	1,920	74,054
Meridian Bioscience, Inc.	375	6,540
Merit Medical Systems, Inc.*	390	5,503
Natus Medical, Inc.*	270	3,054
Navidea Biopharmaceuticals, Inc.*	810	2,187
Neogen Corp.*	225	7,328
NuVasive, Inc.*	375	5,812
NxStage Medical, Inc.*	465	8,342
OraSure Technologies, Inc.*	435	4,842
Orthofix International N.V.*	210	8,431
Palomar Medical Technologies, Inc.*	165	1,493
Quidel Corp.*	270	3,861
ResMed, Inc.*	285	8,274
RTI Biologics, Inc.*	630	2,173
Sirona Dental Systems, Inc.*	105	5,077
Solta Medical, Inc.*	480	1,440
SonoSite, Inc.*	135	7,278
Spectranetics Corp.*	435	3,624
St. Jude Medical, Inc.	600	25,026
Staar Surgical Co.*	285	3,104
STERIS Corp.	510	15,341
Stryker Corp.	540	29,932
SurModics, Inc.*	150	2,163
Symmetry Medical, Inc.*	345	2,591
Synovis Life Technologies, Inc.*	105	2,937
Teleflex, Inc.	930	56,907
Thoratec Corp.*	555	16,317
Unilife Corp.*	555	2,226
Varian Medical Systems, Inc.*	210	13,833
Vascular Solutions, Inc.*	240	2,671
Volcano Corp.*	525	14,726
West Pharmaceutical Services, Inc.	315	12,751
Wright Medical Group, Inc.*	375	6,356
Zimmer Holdings, Inc.*	345	20,959

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Zoll Medical Corp.*	210	$14,402

		923,583
Health Care Providers & Services - 2.9%
Accretive Health, Inc.*	375	10,061
Aetna, Inc.	525	22,942
Air Methods Corp.*	105	8,851
Almost Family, Inc.*	195	3,674
Amedisys, Inc.*	675	7,087
American Dental Partners, Inc.*	345	6,545
AMERIGROUP Corp.*	75	5,101
AmerisourceBergen Corp.	465	18,121
AMN Healthcare Services, Inc.*	375	1,909
Amsurg Corp.*	705	18,154
Assisted Living Concepts, Inc., Class A	195	3,058
Bio-Reference Labs, Inc.*	225	4,354
BioScrip, Inc.*	510	2,759
Brookdale Senior Living, Inc.*	1,005	17,688
Capital Senior Living Corp.*	255	2,065
Cardinal Health, Inc.	630	27,109
Catalyst Health Solutions, Inc.*	75	4,107
Centene Corp.*	465	21,018
Chemed Corp.	195	10,947
Chindex International, Inc.*	150	1,359
Cigna Corp.	375	16,811
Community Health Systems, Inc.*	2,070	38,709
Corvel Corp.*	60	2,921
Coventry Health Care, Inc.*	210	6,315
Cross Country Healthcare, Inc.*	285	1,758
DaVita, Inc.*	165	13,499
Emeritus Corp.*	285	4,976
The Ensign Group, Inc.	390	10,339
ExamWorks Group, Inc.*	330	3,643
Express Scripts, Inc.*	825	42,207
Gentiva Health Services, Inc.*	705	5,118
Hanger Orthopedic Group, Inc.*	765	14,986
HCA Holdings, Inc.*	240	5,866
Health Management Associates, Inc., Class A*	5,775	37,018
Health Net, Inc.*	120	4,529
HealthSouth Corp.*	900	17,361
Healthways, Inc.*	780	5,897
Henry Schein, Inc.*	165	11,697
HMS Holdings Corp.*	795	26,243
Humana, Inc.	240	21,365
IPC The Hospitalist Co., Inc.*	150	5,053
Kindred Healthcare, Inc.*	1,185	14,540
Laboratory Corp of America Holdings*	180	16,450
Landauer, Inc.	90	5,114
LHC Group, Inc.*	375	5,557
LifePoint Hospitals, Inc.*	1,080	43,405
Lincare Holdings, Inc.	1,995	51,252
Magellan Health Services, Inc.*	645	31,489
McKesson Corp.	450	36,774
Medcath Corp.*	480	3,480
Medco Health Solutions, Inc.*	705	43,724
Mednax, Inc.*	90	6,410
Metropolitan Health Networks, Inc.*	360	2,887
MModal, Inc.*	735	7,688
Molina Healthcare, Inc.*	705	21,580
MWI Veterinary Supply, Inc.*	120	9,421
National Healthcare Corp.	240	10,639
Omnicare, Inc.	165	5,417
Owens & Minor, Inc.	1,455	44,247
Patterson Cos., Inc.	180	5,798
PharMerica Corp.*	675	8,471
The Providence Service Corp.*	330	4,980
PSS World Medical, Inc.*	495	12,014
Quest Diagnostics, Inc.	225	13,068
Select Medical Holdings Corp.*	1,260	10,445

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Skilled Healthcare Group, Inc., Class A*	480	$2,947
Sunrise Senior Living, Inc.*	1,275	9,065
Team Health Holdings, Inc.*	270	5,562
Tenet Healthcare Corp.*	9,810	51,895
Triple-S Management Corp., Class B*	465	9,918
U.S. Physical Therapy, Inc.	105	2,142
UnitedHealth Group, Inc.	1,515	78,462
Universal American Corp.	825	9,067
Universal Health Services, Inc., Class B	120	4,955
Vanguard Health Systems, Inc.*	630	7,050
VCA Antech, Inc.*	810	18,128
WellCare Health Plans, Inc.*	975	58,266
WellPoint, Inc.	510	32,803

		1,198,330
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	345	6,596
athenahealth, Inc.*	345	20,072
Cerner Corp.*	255	15,527
Computer Programs & Systems, Inc.	105	6,011
Epocrates, Inc.*	135	1,308
HealthStream, Inc.*	195	3,623
MedAssets, Inc.*	1,245	13,147
Medidata Solutions, Inc.*	210	4,389
Merge Healthcare, Inc.*	555	3,042
Omnicell, Inc.*	315	4,876
Quality Systems, Inc.	360	14,602
Transcend Services, Inc.*	105	2,606

		95,799
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc.*	225	3,791
Ameristar Casinos, Inc.	735	14,377
Bally Technologies, Inc.*	420	17,732
Biglari Holdings, Inc.*	15	5,939
BJ’s Restaurants, Inc.*	225	11,257
Bob Evans Farms, Inc.	690	24,378
Boyd Gaming Corp.*	540	4,736
Bravo Brio Restaurant Group, Inc.*	165	3,176
Brinker International, Inc.	1,815	46,918
Buffalo Wild Wings, Inc.*	180	11,981
Caribou Coffee Co., Inc.*	210	3,562
Carnival Corp.	750	22,650
Carrols Restaurant Group, Inc.*	300	3,393
CEC Entertainment, Inc.	435	15,299
The Cheesecake Factory, Inc.*	510	15,086
Chipotle Mexican Grill, Inc.*	60	22,037
Choice Hotels International, Inc.	300	10,902
Churchill Downs, Inc.	120	6,714
Cracker Barrel Old Country Store, Inc.	525	27,547
Darden Restaurants, Inc.	195	8,945
Denny’s Corp.*	2,205	9,459
DineEquity, Inc.*	375	17,820
Domino’s Pizza, Inc.*	540	17,631
Dunkin’ Brands Group, Inc.*	75	2,074
Einstein Noah Restaurant Group, Inc.	120	1,787
Gaylord Entertainment Co.*	390	10,939
Hyatt Hotels Corp., Class A*	75	3,196
International Game Technology	540	8,602
International Speedway Corp., Class A	255	6,576
Interval Leisure Group, Inc.*	375	5,100
Isle of Capri Casinos, Inc.*	225	1,143
Jack in the Box, Inc.*	465	9,858
Krispy Kreme Doughnuts, Inc.*	555	4,068
Las Vegas Sands Corp.*	720	35,359
Life Time Fitness, Inc.*	375	18,428
Marcus Corp.	195	2,361
Marriott International, Inc., Class A	555	19,120
McDonald’s Corp.	1,875	185,719
MGM Resorts International*	555	7,243
Morgans Hotel Group Co.*	285	1,607

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Multimedia Games Holding Co., Inc.*	270	$2,039
O’Charleys, Inc.*	465	3,018
Orient-Express Hotels Ltd., Class A*	870	7,360
Panera Bread Co., Class A*	60	8,895
Papa John’s International, Inc.*	180	6,973
Peet’s Coffee & Tea, Inc.*	120	7,298
Penn National Gaming, Inc.*	120	4,913
PF Chang’s China Bistro, Inc.	210	6,838
Pinnacle Entertainment, Inc.*	585	5,675
Red Robin Gourmet Burgers, Inc.*	135	4,146
Royal Caribbean Cruises Ltd.	195	5,300
Ruby Tuesday, Inc.*	1,425	10,702
Scientific Games Corp., Class A*	570	6,378
Shuffle Master, Inc.*	495	6,336
Six Flags Entertainment Corp.	510	22,353
Sonic Corp.*	570	3,904
Speedway Motorsports, Inc.	300	4,809
Starbucks Corp.	1,350	64,706
Starwood Hotels & Resorts Worldwide, Inc.	360	19,526
Texas Roadhouse, Inc.	585	8,869
Vail Resorts, Inc.	345	15,045
The Wendy’s Co.	2,925	13,718
WMS Industries, Inc.*	540	11,821
Wyndham Worldwide Corp.	225	8,946
Wynn Resorts Ltd.	165	19,013
Yum! Brands, Inc.	840	53,197

		980,288
Household Durables - 0.7%
American Greetings Corp., Class A	855	12,286
Beazer Homes USA, Inc.*	1,725	5,261
Blyth, Inc.	60	3,777
Cavco Industries, Inc.*	60	2,731
DR Horton, Inc.	510	7,099
Ethan Allen Interiors, Inc.	255	6,018
Garmin Ltd.	210	8,757
Harman International Industries, Inc.	120	5,064
Helen of Troy Ltd.*	645	20,750
Hovnanian Enterprises, Inc., Class A*	765	1,851
iRobot Corp.*	255	8,425
Jarden Corp.	135	4,548
KB Home	1,515	13,665
La-Z-Boy, Inc.*	495	6,524
Leggett & Platt, Inc.	255	5,472
Lennar Corp., Class A	285	6,125
Libbey, Inc.*	180	2,711
M/I Homes, Inc.*	450	5,108
MDC Holdings, Inc.	840	16,649
Meritage Homes Corp.*	255	6,171
Mohawk Industries, Inc.*	105	6,422
Newell Rubbermaid, Inc.	405	7,480
NVR, Inc.*	15	10,399
PulteGroup, Inc.*	7,635	56,881
The Ryland Group, Inc.	420	7,644
Sealy Corp.*	450	653
Standard Pacific Corp.*	1,005	3,658
Tempur-Pedic International, Inc.*	120	8,005
Toll Brothers, Inc.*	270	5,889
Tupperware Brands Corp.	105	6,598
Universal Electronics, Inc.*	345	6,383
Whirlpool Corp.	105	5,704
Zagg, Inc.*	180	1,796

		276,504
Household Products - 1.2%
Central Garden and Pet Co.*	285	2,491
Central Garden and Pet Co., Class A*	780	7,379
Church & Dwight Co., Inc.	255	11,569
The Clorox Co.	240	16,478
Colgate-Palmolive Co.	780	70,762

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
Energizer Holdings, Inc.*	105	$8,098
Kimberly-Clark Corp.	720	51,523
The Procter & Gamble Co.	4,980	313,939
Spectrum Brands Holdings, Inc.*	240	6,948
WD-40 Co.	150	6,561

		495,748
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.*	1,095	13,972
Calpine Corp.*	660	9,636
Constellation Energy Group, Inc.	255	9,290
Dynegy, Inc.*	2,400	4,464
GenOn Energy, Inc.*	7,455	15,879
NRG Energy, Inc.*	435	7,343
Ormat Technologies, Inc.	165	2,681

		63,265
Industrial Conglomerates - 1.2%
3M Co.	1,185	102,751
Carlisle Cos., Inc.	120	5,728
Danaher Corp.	1,035	54,348
General Electric Co.	14,640	273,914
Raven Industries, Inc.	165	10,707
Standex International Corp.	285	11,426
Tyco International Ltd.	855	43,562

		502,436
Insurance - 3.7%
ACE Ltd.	480	33,408
Aflac, Inc.	660	31,832
Alleghany Corp.*	15	4,340
The Allstate Corp.	810	23,369
American Equity Investment Life Holding Co.	1,365	15,738
American Financial Group, Inc./OH	120	4,400
American International Group, Inc.*	615	15,443
American National Insurance Co.	330	24,041
American Safety Insurance Holdings Ltd.*	135	2,936
AMERISAFE, Inc.*	195	4,793
Amtrust Financial Services, Inc.	540	14,002
Aon Corp.	600	29,058
Arch Capital Group Ltd.*	240	8,652
Argo Group International Holdings Ltd.	705	20,311
Arthur J Gallagher & Co.	195	6,501
Aspen Insurance Holdings Ltd.	1,575	41,832
Assurant, Inc.	135	5,346
Assured Guaranty Ltd.	225	3,490
Axis Capital Holdings Ltd.	225	6,926
Berkshire Hathaway, Inc., Class B*	1,740	136,364
Brown & Brown, Inc.	210	4,784
The Chubb Corp.	465	31,346
Cincinnati Financial Corp.	270	8,824
Citizens, Inc./TX*	375	3,866
CNA Financial Corp.	30	826
CNO Financial Group, Inc.*	5,130	34,474
Delphi Financial Group, Inc., Class A	1,110	49,406
eHealth, Inc.*	195	3,155
Employers Holdings, Inc.	345	6,196
Endurance Specialty Holdings Ltd.	915	34,221
Enstar Group Ltd.*	225	22,394
Erie Indemnity Co., Class A	45	3,450
Everest Re Group Ltd.	75	6,405
FBL Financial Group, Inc., Class A	315	10,943
Fidelity National Financial, Inc., Class A	315	5,730
First American Financial Corp.	2,385	35,346
Flagstone Reinsurance Holdings S.A.	1,215	10,607
Genworth Financial, Inc., Class A*	675	5,204
Greenlight Capital Re Ltd., Class A*	285	7,316
The Hanover Insurance Group, Inc.	420	15,271
Harleysville Group, Inc.	120	6,782
Hartford Financial Services Group, Inc.	615	10,775

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
HCC Insurance Holdings, Inc.	150	$4,164
Hilltop Holdings, Inc.*	390	3,366
Horace Mann Educators Corp.	900	14,076
Infinity Property & Casualty Corp.	120	6,994
Kansas City Life Insurance Co.	105	3,398
Kemper Corp.	1,005	29,919
Lincoln National Corp.	435	9,370
Loews Corp.	645	24,065
Maiden Holdings Ltd.	1,410	13,141
Markel Corp.*	15	6,046
Marsh & McLennan Cos., Inc.	975	30,800
MBIA, Inc.*	1,470	18,110
Meadowbrook Insurance Group, Inc.	1,200	11,964
Mercury General Corp.	600	26,220
MetLife, Inc.	1,155	40,806
Montpelier Re Holdings Ltd.	1,395	24,231
National Financial Partners Corp.*	975	15,015
National Western Life Insurance Co., Class A	45	6,501
The Navigators Group, Inc.*	135	6,450
Old Republic International Corp.	5,475	54,093
OneBeacon Insurance Group Ltd., Class A	225	3,573
PartnerRe Ltd.	90	5,888
The Phoenix Cos., Inc.*	2,490	5,129
Platinum Underwriters Holdings Ltd.	345	11,816
Presidential Life Corp.	495	5,519
Primerica, Inc.	390	9,555
Principal Financial Group, Inc.	420	11,470
ProAssurance Corp.	660	53,876
The Progressive Corp.	1,080	21,902
Protective Life Corp.	1,920	48,019
Prudential Financial, Inc.	675	38,637
Reinsurance Group of America, Inc.	105	5,721
RenaissanceRe Holdings Ltd.	90	6,580
RLI Corp.	165	11,768
Safety Insurance Group, Inc.	165	6,915
SeaBright Holdings, Inc.	525	4,211
Selective Insurance Group, Inc.	585	10,518
StanCorp Financial Group, Inc.	1,005	38,853
State Auto Financial Corp.	360	4,507
Stewart Information Services Corp.	180	2,457
Symetra Financial Corp.	1,755	16,181
Torchmark Corp.	150	6,851
Tower Group, Inc.	840	18,136
Transatlantic Holdings, Inc.	120	6,654
The Travelers Cos., Inc.	720	41,976
United Fire & Casualty Co.	495	9,717
Universal Insurance Holdings, Inc.	570	2,286
Unum Group	435	9,931
Validus Holdings Ltd.	105	3,367
W.R. Berkley Corp.	180	6,169
White Mountains Insurance Group Ltd.	15	6,769
XL Group PLC	420	8,513

		1,542,296
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	645	125,414
Blue Nile, Inc.*	135	5,447
Expedia, Inc.	180	5,827
HSN, Inc.	390	13,919
Liberty Interactive Corp., Class A*	1,035	17,719
Netflix, Inc.*	90	10,818
Nutrisystem, Inc.	255	3,035
Orbitz Worldwide, Inc.*	240	878
Overstock.com, Inc.*	105	710
PetMed Express, Inc.	180	2,245
priceline.com, Inc.*	90	47,653
Shutterfly, Inc.*	300	7,116
US Auto Parts Network, Inc.*	135	672

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Valuevision Media, Inc., Class A*	375	$592

		242,045
Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	330	10,643
Ancestry.com, Inc.*	300	8,880
AOL, Inc.*	945	15,318
Bankrate, Inc.*	210	4,912
comScore, Inc.*	300	6,645
Constant Contact, Inc.*	270	6,745
Cornerstone OnDemand, Inc.*	270	4,925
DealerTrack Holdings, Inc.*	390	10,659
Demand Media, Inc.*	360	2,268
Dice Holdings, Inc.*	480	4,546
Digital River, Inc.*	375	6,004
Earthlink, Inc.	2,460	17,737
EasyLink Services International Corp., Class A*	750	3,315
eBay, Inc.*	2,010	63,516
Envestnet, Inc.*	210	2,417
Equinix, Inc.*	90	10,796
Google, Inc., Class A*	465	269,751
IAC/InterActiveCorp	135	5,814
InfoSpace, Inc.*	360	4,432
Internap Network Services Corp.*	495	3,321
IntraLinks Holdings, Inc.*	330	2,260
j2 Global, Inc.	435	11,728
Keynote Systems, Inc.	150	2,935
KIT Digital, Inc.*	360	3,899
Limelight Networks, Inc.*	1,695	5,526
LinkedIn Corp., Class A*	30	2,164
Liquidity Services, Inc.*	195	6,729
LivePerson, Inc.*	450	5,400
LogMeIn, Inc.*	210	8,364
LoopNet, Inc.*	285	4,566
Marchex, Inc., Class B	240	1,085
Monster Worldwide, Inc.*	1,215	8,748
Move, Inc.*	92	662
NIC, Inc.	600	7,506
OpenTable, Inc.*	225	10,838
Perficient, Inc.*	285	3,172
QuinStreet, Inc.*	660	6,349
Rackspace Hosting, Inc.*	195	8,465
RealNetworks, Inc.	285	2,910
Saba Software, Inc.*	255	2,535
SciQuest, Inc.*	165	2,414
SPS Commerce, Inc.*	105	2,649
Stamps.com, Inc.*	135	4,186
Travelzoo, Inc.*	75	1,936
United Online, Inc.	1,995	11,332
ValueClick, Inc.*	750	13,080
VeriSign, Inc.	300	11,118
VistaPrint N.V.*	375	13,418
Vocus, Inc.*	195	4,479
Web.com Group, Inc.*	270	3,456
WebMD Health Corp.*	570	15,983
XO Group, Inc.*	285	2,348
Yahoo!, Inc.*	2,145	33,183
Zix Corp.*	540	1,631

		689,698
IT Services - 3.2%
Accenture PLC, Class A	1,155	66,228
Acxiom Corp.*	765	10,496
Alliance Data Systems Corp.*	90	9,972
Amdocs Ltd.*	345	10,157
Automatic Data Processing, Inc.	885	48,480
Booz Allen Hamilton Holding Corp.*	360	6,336
Broadridge Financial Solutions, Inc.	225	5,393
CACI International, Inc., Class A*	600	35,214
Cardtronics, Inc.*	405	10,348
Cass Information Systems, Inc.	75	2,963

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
CIBER, Inc.*	585	$2,545
Cognizant Technology Solutions Corp., Class A*	555	39,821
Computer Sciences Corp.	210	5,424
Computer Task Group, Inc.*	195	2,814
Convergys Corp.*	2,385	31,744
CoreLogic, Inc.*	990	14,058
CSG Systems International, Inc.*	780	12,691
DST Systems, Inc.	840	41,000
Echo Global Logistics, Inc.*	135	2,263
Euronet Worldwide, Inc.*	540	9,914
ExlService Holdings, Inc.*	165	3,983
Fidelity National Information Services, Inc.	480	13,709
Fiserv, Inc.*	255	16,037
FleetCor Technologies, Inc.*	315	10,707
Forrester Research, Inc.*	135	4,717
Gartner, Inc.*	165	6,255
Genpact Ltd.*	180	2,633
Global Cash Access Holdings, Inc.*	1,095	5,803
Global Payments, Inc.	150	7,503
Heartland Payment Systems, Inc.	345	8,280
Higher One Holdings, Inc.*	315	5,336
iGate Corp.*	285	5,193
International Business Machines Corp.	2,130	410,238
Jack Henry & Associates, Inc.	150	5,130
Lender Processing Services, Inc.	1,920	31,930
Lionbridge Technologies, Inc.*	540	1,485
Mantech International Corp., Class A	525	18,454
Mastercard, Inc., Class A	195	69,336
MAXIMUS, Inc.	330	14,860
ModusLink Global Solutions, Inc.	990	5,663
MoneyGram International, Inc.*	90	1,670
NCI, Inc., Class A*	165	1,208
NeuStar, Inc., Class A*	645	23,549
Paychex, Inc.	585	18,428
SAIC, Inc.*	495	6,366
Sapient Corp.	1,020	13,158
ServiceSource International, Inc.*	375	6,345
Syntel, Inc.	150	7,038
TeleTech Holdings, Inc.*	270	4,579
Teradata Corp.*	300	16,068
TNS, Inc.*	570	10,511
Total System Services, Inc.	360	7,718
Unisys Corp.*	885	18,558
VeriFone Systems, Inc.*	195	8,326
Virtusa Corp.*	165	2,638
Visa, Inc., Class A	945	95,105
The Western Union Co.	1,140	21,774
Wright Express Corp.*	360	19,699

		1,297,851
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.*	120	3,581
Brunswick Corp.	825	17,606
Callaway Golf Co.	615	4,121
Hasbro, Inc.	225	7,855
Jakks Pacific, Inc.	255	3,896
Leapfrog Enterprises, Inc.*	465	2,692
Mattel, Inc.	615	19,065
Polaris Industries, Inc.	120	7,728
Smith & Wesson Holding Corp.*	615	3,161
Steinway Musical Instruments, Inc.*	90	2,245
Sturm Ruger & Co., Inc.	180	7,137

		79,087
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc.*	600	2,886
Agilent Technologies, Inc.*	630	26,756
Bio-Rad Laboratories, Inc., Class A*	60	6,094
Bruker Corp.*	165	2,343

	Shares	Value
Common Stocks - (continued)
Life Sciences Tools & Services - (continued)
Charles River Laboratories
International, Inc.*	480	$16,209
Covance, Inc.*	105	4,600
eResearchTechnology, Inc.*	450	2,493
Fluidigm Corp.*	165	2,453
Illumina, Inc.*	225	11,646
Life Technologies Corp.*	330	15,982
Luminex Corp.*	390	7,683
Mettler-Toledo International, Inc.*	60	10,530
Pacific Biosciences of California, Inc.*	495	2,218
PAREXEL International Corp.*	555	13,375
PerkinElmer, Inc.	210	5,036
Sequenom, Inc.*	615	2,651
Techne Corp.	360	24,570
Thermo Fisher Scientific, Inc.*	690	36,501
Waters Corp.*	165	14,284

		208,310
Machinery - 2.8%
Accuride Corp.*	450	3,370
Actuant Corp., Class A	1,545	39,166
AGCO Corp.*	135	6,876
Alamo Group, Inc.	105	3,055
Albany International Corp., Class A	600	14,412
Altra Holdings, Inc.*	240	4,606
American Railcar Industries, Inc.*	90	2,349
Ampco-Pittsburgh Corp.	195	4,183
Astec Industries, Inc.*	180	6,088
Barnes Group, Inc.	450	11,380
Blount International, Inc.*	450	7,389
Briggs & Stratton Corp.	1,140	17,795
Cascade Corp.	195	11,080
Caterpillar, Inc.	1,065	116,213
Chart Industries, Inc.*	270	15,055
CIRCOR International, Inc.	165	6,255
CLARCOR, Inc.	480	24,677
Colfax Corp.*	240	7,286
Columbus McKinnon Corp.*	180	2,871
Commercial Vehicle Group, Inc.*	240	3,002
Crane Co.	90	4,320
Cummins, Inc.	315	32,760
Deere & Co.	765	65,905
Donaldson Co., Inc.	135	9,760
Douglas Dynamics, Inc.	465	6,329
Dover Corp.	255	16,169
Dynamic Materials Corp.	120	2,652
Eaton Corp.	615	30,153
EnPro Industries, Inc.*	195	6,885
ESCO Technologies, Inc.	255	7,668
Federal Signal Corp.*	585	2,474
Flowserve Corp.	105	11,568
FreightCar America, Inc.*	105	2,279
Gardner Denver, Inc.	90	6,714
The Gorman-Rupp Co.	165	5,178
Graco, Inc.	105	4,828
Graham Corp.	90	1,964
Greenbrier Cos., Inc.*	540	12,015
Harsco Corp.	1,815	40,347
Hurco Cos., Inc.*	60	1,414
IDEX Corp.	150	6,078
Illinois Tool Works, Inc.	780	41,363
Ingersoll-Rand PLC	435	15,199
ITT Corp.	120	2,609
John Bean Technologies Corp.	270	4,431
Joy Global, Inc.	195	17,685
Kadant, Inc.*	300	7,278
Kaydon Corp.	300	10,236
Kennametal, Inc.	150	6,466
L.B. Foster Co., Class A	225	6,716
Lincoln Electric Holdings, Inc.	150	6,442

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Lindsay Corp.	120	$7,336
The Manitowoc Co., Inc.	1,275	17,136
Meritor, Inc.*	885	5,558
Middleby Corp.*	180	17,307
Mueller Industries, Inc.	360	15,916
Mueller Water Products, Inc., Class A	1,455	3,987
NACCO Industries, Inc., Class A	120	12,264
Navistar International Corp.*	105	4,545
NN, Inc.*	390	3,046
Nordson Corp.	105	4,761
Oshkosh Corp.*	2,040	49,531
PACCAR, Inc.	660	29,172
Pall Corp.	210	12,533
Parker Hannifin Corp.	285	22,994
Pentair, Inc.	180	6,628
PMFG, Inc.*	150	3,303
RBC Bearings, Inc.*	210	9,509
Robbins & Myers, Inc.	360	17,482
Sauer-Danfoss, Inc.*	150	7,560
Snap-on, Inc.	105	5,934
SPX Corp.	90	6,267
Stanley Black & Decker, Inc.	225	15,790
Sun Hydraulics Corp.	195	5,478
Tecumseh Products Co., Class A*	195	979
Tennant Co.	165	6,349
Terex Corp.*	1,065	21,087
Timken Co.	105	5,127
Titan International, Inc.	390	9,415
The Toro Co.	285	18,066
Trimas Corp.*	255	5,526
Trinity Industries, Inc.	780	24,539
Twin Disc, Inc.	90	2,784
Valmont Industries, Inc.	210	22,031
Wabash National Corp.*	645	5,721
WABCO Holdings, Inc.*	120	6,222
Wabtec Corp.	90	6,191
Watts Water Technologies, Inc., Class A	285	10,987
Woodward, Inc.	540	22,669

		1,154,723
Marine - 0.1%
Alexander & Baldwin, Inc.	390	18,447
Genco Shipping & Trading Ltd.*	705	4,935
International Shipholding Corp.	165	3,754
Kirby Corp.*	105	7,011

		34,147
Media - 2.6%
AMC Networks, Inc., Class A*	90	3,848
Arbitron, Inc.	255	9,106
Belo Corp., Class A	2,160	16,049
Cablevision Systems Corp., Class A	420	6,111
CBS Corp., Class B	1,140	32,467
Charter Communications, Inc., Class A*	75	4,323
Cinemark Holdings, Inc.	2,205	43,483
Clear Channel Outdoor Holdings, Inc., Class A*	75	908
Comcast Corp., Class A	4,950	130,334
CTC Media, Inc.	555	5,561
Cumulus Media, Inc., Class A*	1,260	4,435
Digital Generation, Inc.*	225	3,127
DIRECTV, Class A*	1,335	60,088
Discovery Communications, Inc., Class A*	255	10,934
Discovery Communications, Inc., Class C*	225	8,741
DISH Network Corp., Class A	285	7,957
DreamWorks Animation SKG, Inc., Class A*	645	11,449
E.W. Scripps Co., Class A*	300	2,541
Entercom Communications Corp., Class A*	600	4,632

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Gannett Co., Inc.	330	$4,676
Harte-Hanks, Inc.	1,020	9,843
The Interpublic Group of Cos., Inc.	870	8,987
John Wiley & Sons, Inc., Class A	90	4,085
Journal Communications, Inc., Class A*	930	4,780
Knology, Inc.*	750	11,303
Lamar Advertising Co., Class A*	570	16,308
Liberty Global, Inc.*	225	9,936
Liberty Global, Inc., Class A*	255	11,699
Liberty Media Corp. - Liberty Capital, Class A*	84	6,922
LIN TV Corp., Class A*	750	3,023
Live Nation Entertainment, Inc.*	3,585	36,854
The Madison Square Garden Co., Class A*	585	16,784
Martha Stewart Living Omnimedia, Class A	270	1,188
The McClatchy Co., Class A*	1,155	2,714
The McGraw-Hill Cos., Inc.	540	24,840
Meredith Corp.	825	25,979
Morningstar, Inc.	45	2,687
National CineMedia, Inc.	555	7,559
The New York Times Co., Class A*	1,215	9,052
News Corp., Class A	3,285	61,857
News Corp., Class B	780	15,187
Omnicom Group, Inc.	510	23,261
ReachLocal, Inc.*	210	1,655
Regal Entertainment Group, Class A	750	9,338
Rentrak Corp.*	75	1,283
Scholastic Corp.	510	15,050
Scripps Networks Interactive, Inc., Class A	165	7,154
Sinclair Broadcast Group, Inc., Class A	1,170	14,368
Sirius XM Radio, Inc.*	7,110	14,860
Time Warner Cable, Inc.	585	43,126
Time Warner, Inc.	1,770	65,596
Valassis Communications, Inc.*	1,065	24,229
Viacom, Inc., Class A	15	792
Viacom, Inc., Class B	945	44,453
The Walt Disney Co.	3,120	121,368
World Wrestling Entertainment, Inc., Class A	270	2,562

		1,051,452
Metals & Mining - 1.3%
A.M. Castle & Co.*	180	1,867
AK Steel Holding Corp.	1,050	9,912
Alcoa, Inc.	1,260	12,802
Allegheny Technologies, Inc.	195	8,851
Allied Nevada Gold Corp.*	150	5,389
AMCOL International Corp.	255	7,283
Carpenter Technology Corp.	420	22,042
Century Aluminum Co.*	615	6,168
Cliffs Natural Resources, Inc.	210	15,172
Coeur d’Alene Mines Corp.*	2,040	56,426
Commercial Metals Co.	2,610	37,427
Compass Minerals International, Inc.	75	5,480
Freeport-McMoRan Copper & Gold, Inc.	1,710	79,019
General Moly, Inc.*	615	2,288
Globe Specialty Metals, Inc.	495	6,772
Haynes International, Inc.	120	7,291
Hecla Mining Co.	2,685	14,123
Horsehead Holding Corp.*	405	4,406
Kaiser Aluminum Corp.	150	7,407
Materion Corp.*	195	5,735
McEwen Mining, Inc.*	1,080	6,264
Metals USA Holdings Corp.*	300	4,011
Molycorp, Inc.*	105	3,253
Newmont Mining Corp.	870	53,488
Noranda Aluminum Holding Corp.	495	5,193

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Nucor Corp.	510	$22,690
Olympic Steel, Inc.	240	6,190
Reliance Steel & Aluminum Co.	105	5,586
Royal Gold, Inc.	105	7,995
RTI International Metals, Inc.*	285	7,173
Schnitzer Steel Industries, Inc., Class A	555	24,215
Steel Dynamics, Inc.	300	4,785
Stillwater Mining Co.*	2,610	33,617
SunCoke Energy, Inc.*	95	1,282
Titanium Metals Corp.	150	2,307
United States Steel Corp.	255	7,698
Universal Stainless & Alloy*	60	2,384
Walter Energy, Inc.	90	6,222
Worthington Industries, Inc.	1,215	22,368

		542,581
Multiline Retail - 0.5%
Big Lots, Inc.*	105	4,146
Dillard’s, Inc., Class A	45	1,991
Dollar General Corp.*	195	8,309
Dollar Tree, Inc.*	225	19,082
Family Dollar Stores, Inc.	210	11,718
Fred’s, Inc., Class A	840	12,390
Gordmans Stores, Inc.*	45	654
J.C. Penney Co., Inc.	270	11,219
Kohl’s Corp.	480	22,075
Macy’s, Inc.	600	20,214
Nordstrom, Inc.	285	14,073
Saks, Inc.*	1,155	11,527
Sears Holdings Corp.*	90	3,794
Target Corp.	1,065	54,113
Tuesday Morning Corp.*	975	3,315

		198,620
Multi-Utilities - 1.0%
Alliant Energy Corp.	150	6,359
Ameren Corp.	330	10,441
Avista Corp.	1,320	33,449
Black Hills Corp.	390	13,167
CenterPoint Energy, Inc.	675	12,467
CH Energy Group, Inc.	180	10,238
CMS Energy Corp.	360	7,859
Consolidated Edison, Inc.	405	23,879
Dominion Resources, Inc.	1,035	51,791
DTE Energy Co.	240	12,770
Integrys Energy Group, Inc.	105	5,451
MDU Resources Group, Inc.	240	5,131
NiSource, Inc.	390	8,865
NorthWestern Corp.	810	28,463
NSTAR	180	8,087
OGE Energy Corp.	135	7,136
PG&E Corp.	570	23,176
Public Service Enterprise Group, Inc.	705	21,390
SCANA Corp.	165	7,397
Sempra Energy	315	17,924
TECO Energy, Inc.	285	5,144
Vectren Corp.	1,830	52,320
Wisconsin Energy Corp.	330	11,220
Xcel Energy, Inc.	675	17,955

		402,079
Office Electronics - 0.1%
Xerox Corp.	1,965	15,229
Zebra Technologies Corp., Class A*	510	19,308

		34,537
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp.*	855	3,206
Alon USA Energy, Inc.	120	1,159
Alpha Natural Resources, Inc.*	315	6,338
Amyris, Inc.*	195	1,749
Anadarko Petroleum Corp.	900	72,648
Apache Corp.	540	53,395

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Apco Oil and Gas International, Inc.	90	$6,952
Approach Resources, Inc.*	195	6,850
Arch Coal, Inc.	300	4,329
ATP Oil & Gas Corp.*	405	2,851
Berry Petroleum Co., Class A	480	21,605
Bill Barrett Corp.*	405	11,186
BPZ Resources, Inc.*	990	3,227
Cabot Oil & Gas Corp.	390	12,441
Callon Petroleum Co.*	945	5,670
Carrizo Oil & Gas, Inc.*	330	8,016
Cheniere Energy, Inc.*	690	8,825
Chesapeake Energy Corp.	930	19,651
Chevron Corp.	2,820	290,686
Cimarex Energy Co.	120	7,006
Clayton Williams Energy, Inc.*	210	17,092
Clean Energy Fuels Corp.*	480	7,181
Cloud Peak Energy, Inc.*	1,395	26,435
Comstock Resources, Inc.*	450	5,418
Concho Resources, Inc.*	195	20,799
ConocoPhillips	1,695	115,616
Consol Energy, Inc.	405	14,475
Contango Oil & Gas Co.*	135	8,408
Continental Resources, Inc.*	105	8,471
Crosstex Energy, Inc.	435	5,464
CVR Energy, Inc.*	1,965	49,007
Delek US Holdings, Inc.	345	4,344
Denbury Resources, Inc.*	720	13,579
Devon Energy Corp.	705	44,986
El Paso Corp.	1,395	37,484
Endeavour International Corp.*	360	3,809
Energen Corp.	135	6,503
Energy Partners Ltd.*	660	10,547
EOG Resources, Inc.	480	50,947
EQT Corp.	270	13,640
Evolution Petroleum Corp.*	195	1,747
EXCO Resources, Inc.	270	2,122
Exxon Mobil Corp.	6,690	560,221
Forest Oil Corp.*	2,565	33,345
FX Energy, Inc.*	495	2,732
Gastar Exploration Ltd.*	690	2,070
GeoResources, Inc.*	195	5,969
Gevo, Inc.*	75	651
GMX Resources, Inc.*	540	475
Goodrich Petroleum Corp.*	255	4,401
Green Plains Renewable Energy, Inc.*	525	5,959
Gulfport Energy Corp.*	390	12,819
Harvest Natural Resources, Inc.*	315	2,167
Hess Corp.	435	24,490
HollyFrontier Corp.	270	7,922
Houston American Energy Corp.*	165	2,038
Hyperdynamics Corp.*	1,290	3,380
James River Coal Co.*	360	2,264
Kinder Morgan, Inc.	195	6,332
Kodiak Oil & Gas Corp.*	2,400	21,768
Magnum Hunter Resources Corp.*	1,185	6,980
Marathon Oil Corp.	990	31,076
Marathon Petroleum Corp.	495	18,919
McMoRan Exploration Co.*	1,065	12,492
Murphy Oil Corp.	270	16,092
Newfield Exploration Co.*	195	7,373
Noble Energy, Inc.	315	31,711
Northern Oil and Gas, Inc.*	585	14,625
Oasis Petroleum, Inc.*	135	4,555
Occidental Petroleum Corp.	1,470	146,662
Overseas Shipholding Group, Inc.	615	7,817
Panhandle Oil and Gas, Inc., Class A	105	3,018
Patriot Coal Corp.*	2,085	15,846
Peabody Energy Corp.	495	16,874
Penn Virginia Corp.	1,035	4,792

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Petroleum Development Corp.*	225	$7,004
Petroquest Energy, Inc.*	555	3,563
Pioneer Natural Resources Co.	210	20,853
Plains Exploration & Production Co.*	255	9,619
QEP Resources, Inc.	315	9,022
Quicksilver Resources, Inc.*	1,125	5,636
Range Resources Corp.	300	17,256
Rentech, Inc.*	2,070	3,643
Resolute Energy Corp.*	480	5,400
REX American Resources Corp.*	180	4,626
Rex Energy Corp.*	330	3,122
Rosetta Resources, Inc.*	495	23,755
SandRidge Energy, Inc.*	690	5,368
Ship Finance International Ltd.	960	10,781
SM Energy Co.	120	8,710
Southern Union Co.	195	8,457
Southwestern Energy Co.*	630	19,618
Spectra Energy Corp.	1,170	36,843
Stone Energy Corp.*	1,110	31,135
Sunoco, Inc.	225	8,631
Swift Energy Co.*	405	13,426
Targa Resources Corp.	300	12,432
Teekay Corp.	945	25,912
Tesoro Corp.*	195	4,881
Ultra Petroleum Corp.*	270	6,488
Uranium Energy Corp.*	690	2,484
USEC, Inc.*	1,155	2,206
Vaalco Energy, Inc.*	1,290	8,024
Valero Energy Corp.	795	19,072
Venoco, Inc.*	270	2,865
W&T Offshore, Inc.	825	17,828
Warren Resources, Inc.*	1,830	6,515
Western Refining, Inc.	1,245	20,580
Westmoreland Coal Co.*	255	3,085
Whiting Petroleum Corp.*	210	10,519
The Williams Cos., Inc.	1,065	30,693
World Fuel Services Corp.	105	4,765

		2,488,516
Paper & Forest Products - 0.5%
AbitibiBowater, Inc.*	1,635	23,691
Buckeye Technologies, Inc.	915	30,680
Clearwater Paper Corp.*	525	19,173
Deltic Timber Corp.	120	8,174
Domtar Corp.	60	5,183
International Paper Co.	570	17,750
KapStone Paper and Packaging Corp.*	960	16,761
Louisiana-Pacific Corp.*	1,245	10,607
MeadWestvaco Corp.	240	7,066
Neenah Paper, Inc.	345	8,201
PH Glatfelter Co.	1,050	15,519
Schweitzer-Mauduit International, Inc.	360	25,031
Wausau Paper Corp.	480	4,147

		191,983
Personal Products - 0.2%
Avon Products, Inc.	525	9,329
Elizabeth Arden, Inc.*	255	9,172
The Estee Lauder Cos., Inc., Class A	420	24,331
Herbalife Ltd.	210	12,155
Inter Parfums, Inc.	150	2,505
Medifast, Inc.*	345	5,686
Nu Skin Enterprises, Inc., Class A	120	5,994
Prestige Brands Holdings, Inc.*	1,140	14,638
Revlon, Inc., Class A*	270	4,255
Schiff Nutrition International, Inc.*	120	1,280
USANA Health Sciences, Inc.*	180	6,260

		95,605
Pharmaceuticals - 3.4%
Abbott Laboratories	2,820	152,703
Akorn, Inc.*	615	7,048

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Allergan, Inc.	555	$48,790
Auxilium Pharmaceuticals, Inc.*	450	8,941
AVANIR Pharmaceuticals, Inc.,
Class A*	1,170	3,440
Bristol-Myers Squibb Co.	3,105	100,105
Cadence Pharmaceuticals, Inc.*	360	1,501
Columbia Laboratories, Inc.*	660	555
Corcept Therapeutics, Inc.*	570	1,955
Depomed, Inc.*	315	1,890
Durect Corp.*	735	581
Eli Lilly & Co.	1,380	54,841
Endo Pharmaceuticals Holdings, Inc.*	165	6,133
Forest Laboratories, Inc.*	360	11,441
Hi-Tech Pharmacal Co., Inc.*	120	4,678
Hospira, Inc.*	240	8,270
Impax Laboratories, Inc.*	615	11,605
ISTA Pharmaceuticals, Inc.*	330	2,660
Jazz Pharmaceuticals PLC*	240	11,160
Johnson & Johnson	4,950	326,254
MAP Pharmaceuticals, Inc.*	240	3,396
The Medicines Co.*	1,230	24,748
Medicis Pharmaceutical Corp., Class A	600	19,854
Merck & Co., Inc.	4,305	164,709
Mylan, Inc.*	600	12,450
Nektar Therapeutics*	1,065	6,656
Obagi Medical Products, Inc.*	180	1,845
Optimer Pharmaceuticals, Inc.*	390	5,058
Pain Therapeutics, Inc.*	360	1,595
Par Pharmaceutical Cos., Inc.*	825	29,791
Perrigo Co.	150	14,340
Pfizer, Inc.	10,785	230,799
Questcor Pharmaceuticals, Inc.*	555	19,664
Sagent Pharmaceuticals, Inc.*	150	3,332
Salix Pharmaceuticals Ltd.*	495	23,859
Santarus, Inc.*	840	4,116
Viropharma, Inc.*	720	21,449
Vivus, Inc.*	840	10,021
Warner Chilcott PLC, Class A*	240	4,049
Watson Pharmaceuticals, Inc.*	240	14,071
XenoPort, Inc.*	330	1,383

		1,381,736
Professional Services - 0.6%
Acacia Research Corp.*	420	17,287
The Advisory Board Co.*	150	11,442
CBIZ, Inc.*	990	6,207
CDI Corp.	120	1,796
The Corporate Executive Board Co.	330	12,979
CoStar Group, Inc.*	240	13,601
CRA International, Inc.*	105	2,269
The Dolan Co.*	645	6,082
The Dun & Bradstreet Corp.	90	7,453
Equifax, Inc.	225	8,768
Exponent, Inc.*	135	6,595
FTI Consulting, Inc.*	390	16,700
GP Strategies Corp.*	195	2,867
Heidrick & Struggles International, Inc.	165	3,627
Huron Consulting Group, Inc.*	210	7,871
ICF International, Inc.*	450	12,753
IHS, Inc., Class A*	90	8,053
Insperity, Inc.	225	6,304
Kelly Services, Inc., Class A	690	11,150
Kforce, Inc.*	375	4,665
Korn/Ferry International*	1,095	17,991
Manpower, Inc.	150	6,017
Mistras Group, Inc.*	150	3,378
Navigant Consulting, Inc.*	570	7,302
Nielsen Holdings N.V.*	135	3,912
Odyssey Marine Exploration, Inc.*	690	2,367
On Assignment, Inc.*	345	3,867
Resources Connection, Inc.	420	5,216
Robert Half International, Inc.	270	7,476

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
Towers Watson & Co., Class A	75	$4,485
TrueBlue, Inc.*	405	6,687
Verisk Analytics, Inc., Class A*	225	9,016
VSE Corp.	105	2,752

		248,935
Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	375	7,883
Agree Realty Corp.	225	5,616
Alexander’s, Inc.	30	11,640
Alexandria Real Estate Equities, Inc.	105	7,603
American Assets Trust, Inc.	285	6,310
American Campus Communities, Inc.	165	7,062
American Capital Agency Corp.	270	7,916
American Tower Corp.	720	45,727
Annaly Capital Management, Inc.	1,275	21,471
Anworth Mortgage Asset Corp.	3,000	19,500
Apartment Investment & Management Co., Class A	225	5,526
Apollo Commercial Real Estate Finance, Inc.	465	6,845
ARMOUR Residential REIT, Inc.	1,740	12,545
Ashford Hospitality Trust, Inc.	1,545	13,920
Associated Estates Realty Corp.	945	15,791
AvalonBay Communities, Inc.	165	22,442
BioMed Realty Trust, Inc.	1,530	28,412
Boston Properties, Inc.	270	28,093
Brandywine Realty Trust	3,045	32,399
BRE Properties, Inc.	135	6,996
Camden Property Trust	135	8,707
Campus Crest Communities, Inc.	285	3,047
CapLease, Inc.	1,530	6,365
Capstead Mortgage Corp.	1,920	24,864
CBL & Associates Properties, Inc.	1,320	22,928
Cedar Realty Trust, Inc.	1,305	6,512
Chatham Lodging Trust	120	1,484
Chesapeake Lodging Trust	300	5,109
Chimera Investment Corp.	1,455	4,423
Cogdell Spencer, Inc.	465	1,976
Colonial Properties Trust	825	17,639
Colony Financial, Inc.	750	12,720
CommonWealth REIT	1,890	37,176
Coresite Realty Corp.	450	9,023
Corporate Office Properties Trust	675	16,355
Cousins Properties, Inc.	1,905	14,040
CreXus Investment Corp.	1,515	16,771
CubeSmart	1,200	13,656
CYS Investments, Inc.	1,890	25,515
DCT Industrial Trust, Inc.	2,310	12,751
DDR Corp.	405	5,613
DiamondRock Hospitality Co.	1,575	16,601
Digital Realty Trust, Inc.	180	12,755
Douglas Emmett, Inc.	285	5,959
Duke Realty Corp.	450	6,026
DuPont Fabros Technology, Inc.	585	14,918
EastGroup Properties, Inc.	255	12,113
Education Realty Trust, Inc.	1,035	11,075
Entertainment Properties Trust	435	19,344
Equity Lifestyle Properties, Inc.	90	6,313
Equity One, Inc.	570	10,744
Equity Residential	540	32,157
Essex Property Trust, Inc.	60	8,640
Excel Trust, Inc.	345	4,381
Extra Space Storage, Inc.	885	23,293
Federal Realty Investment Trust	120	11,335
FelCor Lodging Trust, Inc.*	1,170	4,458
First Industrial Realty Trust, Inc.*	750	8,610
First Potomac Realty Trust	465	6,919
Franklin Street Properties Corp.	690	7,031
General Growth Properties, Inc.	690	10,888

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Getty Realty Corp.	660	$11,062
Gladstone Commercial Corp.	195	3,533
Glimcher Realty Trust	1,005	9,678
Government Properties Income Trust	345	8,315
Gramercy Capital Corp./NY*	975	2,623
Hatteras Financial Corp.	1,710	47,470
HCP, Inc.	735	30,892
Health Care REIT, Inc.	315	18,021
Healthcare Realty Trust, Inc.	735	15,486
Hersha Hospitality Trust	3,510	19,059
Highwoods Properties, Inc.	675	22,336
Home Properties, Inc.	480	28,598
Hospitality Properties Trust	225	5,452
Host Hotels & Resorts, Inc.	1,275	20,936
Hudson Pacific Properties, Inc.	225	3,458
Inland Real Estate Corp.	2,175	18,596
Invesco Mortgage Capital, Inc.	2,625	41,160
Investors Real Estate Trust	1,935	14,358
iStar Financial, Inc.*	810	5,654
Kilroy Realty Corp.	555	23,105
Kimco Realty Corp.	735	13,414
Kite Realty Group Trust	555	2,775
LaSalle Hotel Properties	795	21,505
Lexington Realty Trust	1,290	11,094
Liberty Property Trust	210	6,991
LTC Properties, Inc.	285	9,106
The Macerich Co.	240	13,032
Mack-Cali Realty Corp.	165	4,745
Medical Properties Trust, Inc.	1,035	11,095
MFA Financial, Inc.	8,085	59,344
Mid-America Apartment Communities, Inc.	345	22,052
Monmouth Real Estate Investment Corp., Class A	300	2,793
National Health Investors, Inc.	225	10,892
National Retail Properties, Inc.	885	23,904
NorthStar Realty Finance Corp.	2,175	10,831
Omega Healthcare Investors, Inc.	960	20,006
One Liberty Properties, Inc.	105	1,822
Parkway Properties, Inc.	495	4,787
Pebblebrook Hotel Trust	480	10,646
Pennsylvania Real Estate Investment Trust	1,260	15,473
PennyMac Mortgage Investment Trust	630	11,157
Piedmont Office Realty Trust, Inc., Class A	315	5,834
Plum Creek Timber Co., Inc.	300	11,634
Post Properties, Inc.	480	21,451
Potlatch Corp.	375	11,445
ProLogis, Inc.	825	26,161
PS Business Parks, Inc.	180	11,185
Public Storage	255	35,409
RAIT Financial Trust	360	2,027
Ramco-Gershenson Properties Trust	360	4,165
Rayonier, Inc.	225	10,289
Realty Income Corp.	225	8,190
Redwood Trust, Inc.	720	8,460
Regency Centers Corp.	165	6,818
Resource Capital Corp.	1,695	9,916
Retail Opportunity Investments Corp.	390	4,625
RLJ Lodging Trust	1,470	26,225
Rouse Properties, Inc.*	1	9
Sabra Health Care REIT, Inc.	390	5,546
Saul Centers, Inc.	75	2,673
Senior Housing Properties Trust	270	6,124
Simon Property Group, Inc.	525	71,327
SL Green Realty Corp.	150	11,029
Sovran Self Storage, Inc.	255	11,863
Starwood Property Trust, Inc.	2,115	41,666

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Strategic Hotels & Resorts, Inc.*	1,395	$8,663
Summit Hotel Properties, Inc.	255	2,384
Sun Communities, Inc.	180	7,220
Sunstone Hotel Investors, Inc.*	2,700	25,083
Tanger Factory Outlet Centers	810	23,895
Taubman Centers, Inc.	105	7,038
Two Harbors Investment Corp.	3,180	31,577
UDR, Inc.	405	10,538
Universal Health Realty Income Trust	105	4,199
Urstadt Biddle Properties, Inc., Class A	195	3,814
Ventas, Inc.	480	27,989
Vornado Realty Trust	330	26,690
Washington Real Estate Investment
Trust	615	18,327
Weingarten Realty Investors	210	5,097
Weyerhaeuser Co.	960	19,219
Winthrop Realty Trust	240	2,868

		2,029,859
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	525	10,133
Forest City Enterprises, Inc., Class A*	1,305	17,135
Forestar Group, Inc.*	330	5,254
Jones Lang LaSalle, Inc.	75	5,907
Kennedy-Wilson Holdings, Inc.	270	3,626
The St. Joe Co.*	855	13,654
Tejon Ranch Co.*	135	3,847

		59,556
Road & Rail - 1.1%
Amerco, Inc.	135	13,057
Arkansas Best Corp.	240	4,349
Avis Budget Group, Inc.*	2,355	33,794
Celadon Group, Inc.	210	3,140
Con-way, Inc.	510	16,187
CSX Corp.	1,980	44,649
Dollar Thrifty Automotive Group, Inc.*	270	19,885
Genesee & Wyoming, Inc., Class A*	375	23,288
Heartland Express, Inc.	525	7,781
Hertz Global Holdings, Inc.*	435	5,916
J.B. Hunt Transport Services, Inc.	180	9,193
Kansas City Southern*	195	13,385
Knight Transportation, Inc.	540	9,509
Landstar System, Inc.	450	23,018
Marten Transport Ltd.	150	3,278
Norfolk Southern Corp.	630	45,486
Old Dominion Freight Line, Inc.*	510	21,736
Quality Distribution, Inc.*	150	1,842
RailAmerica, Inc.*	195	2,913
Roadrunner Transportation Systems, Inc.*	105	1,579
Ryder System, Inc.	60	3,377
Saia, Inc.*	150	2,259
Swift Transportation Co.*	750	8,647
Union Pacific Corp.	885	101,164
Werner Enterprises, Inc.	480	12,542

Zipcar, Inc.*	255	4,044

		436,018
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*	885	9,416
Advanced Micro Devices, Inc.*	1,035	6,945
Altera Corp.	585	23,277
Amkor Technology, Inc.*	2,460	14,096
Anadigics, Inc.*	630	1,733
Analog Devices, Inc.	540	21,130
Applied Materials, Inc.	1,845	22,657
Applied Micro Circuits Corp.*	600	4,698
Atmel Corp.*	780	7,574

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
ATMI, Inc.*	300	$7,014
AXT, Inc.*	795	4,070
Broadcom Corp., Class A*	885	30,391
Brooks Automation, Inc.	1,500	16,080
Cabot Microelectronics Corp.*	225	11,344
Cavium, Inc.*	450	14,463
Ceva, Inc.*	225	6,077
Cirrus Logic, Inc.*	660	13,484
Cohu, Inc.	510	6,696
Cree, Inc.*	195	4,959
Cymer, Inc.*	270	13,443
Cypress Semiconductor Corp.*	315	5,416
Diodes, Inc.*	330	8,507
Entegris, Inc.*	1,425	13,651
Entropic Communications, Inc.*	1,950	11,388
Exar Corp.*	360	2,405
Fairchild Semiconductor International, Inc.*	2,895	40,472
First Solar, Inc.*	90	3,805
Formfactor, Inc.*	480	2,472
GSI Technology, Inc.*	180	893
GT Advanced Technologies, Inc.*	2,865	24,696
Hittite Microwave Corp.*	270	14,855
Inphi Corp.*	195	2,861
Integrated Device Technology, Inc.*	1,365	8,654
Integrated Silicon Solution, Inc.*	615	6,009
Intel Corp.	7,125	188,243
International Rectifier Corp.*	660	15,048
Intersil Corp., Class A	1,170	13,174
IXYS Corp.*	240	3,293
KLA-Tencor Corp.	240	12,271
Kopin Corp.*	630	2,444
Kulicke & Soffa Industries, Inc.*	1,650	17,837
Lam Research Corp.*	180	7,666
Lattice Semiconductor Corp.*	1,275	8,670
Linear Technology Corp.	375	12,495
LSI Corp.*	1,035	7,835
LTX-Credence Corp.*	615	4,102
Marvell Technology Group Ltd.*	720	11,182
Maxim Integrated Products, Inc.	525	14,091
MaxLinear, Inc., Class A*	165	985
MEMC Electronic Materials, Inc.*	5,205	23,787
Micrel, Inc.	480	5,549
Microchip Technology, Inc.	345	12,734
Micron Technology, Inc.*	1,590	12,068
Microsemi Corp.*	810	16,022
Mindspeed Technologies, Inc.*	330	2,115
MIPS Technologies, Inc.*	480	2,818
MKS Instruments, Inc.	1,185	35,728
Monolithic Power Systems, Inc.*	315	5,163
Nanometrics, Inc.*	240	4,860
Netlogic Microsystems, Inc.*	120	5,976
Novellus Systems, Inc.*	105	4,951
NVE Corp.*	45	2,454
NVIDIA Corp.*	1,080	15,952
Omnivision Technologies, Inc.*	1,365	18,168
ON Semiconductor Corp.*	615	5,351
Pericom Semiconductor Corp.*	240	1,920
Photronics, Inc.*	1,335	9,158
PMC - Sierra, Inc.*	5,295	34,418
Power Integrations, Inc.	270	9,717
Rambus, Inc.*	975	7,108
RF Micro Devices, Inc.*	2,595	12,949
Rubicon Technology, Inc.*	390	4,224
Rudolph Technologies, Inc.*	720	7,366
Semtech Corp.*	615	17,527
Sigma Designs, Inc.*	720	4,342
Silicon Image, Inc.*	765	3,718
Silicon Laboratories, Inc.*	420	18,413

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Skyworks Solutions, Inc.*	330	$7,121
Spansion, Inc., Class A*	465	4,664
Standard Microsystems Corp.*	210	5,410
STR Holdings, Inc.*	960	10,262
SunPower Corp.*	960	6,576
Supertex, Inc.*	105	1,940
Teradyne, Inc.*	270	4,415
Tessera Technologies, Inc.*	1,155	22,869
Texas Instruments, Inc.	2,085	67,512
TriQuint Semiconductor, Inc.*	3,750	22,462
Ultra Clean Holdings, Inc.*	510	3,748
Ultratech, Inc.*	240	7,020
Veeco Instruments, Inc.*	885	21,603
Volterra Semiconductor Corp.*	225	6,788
Xilinx, Inc.	480	17,208

		1,219,121
Software - 3.4%
Accelrys, Inc.*	525	3,932
ACI Worldwide, Inc.*	315	9,570
Activision Blizzard, Inc.	585	7,219
Actuate Corp.*	450	2,592
Adobe Systems, Inc.*	900	27,855
Advent Software, Inc.*	315	8,269
American Software, Inc., Class A	330	2,960
ANSYS, Inc.*	165	9,981
Ariba, Inc.*	180	4,914
Aspen Technology, Inc.*	885	15,939
Autodesk, Inc.*	420	15,120
Blackbaud, Inc.	420	12,781
BMC Software, Inc.*	315	11,416
Bottomline Technologies, Inc.*	315	8,612
BroadSoft, Inc.*	210	5,855
CA, Inc.	585	15,081
Cadence Design Systems, Inc.*	600	6,336
Callidus Software, Inc.*	315	2,123
Citrix Systems, Inc.*	345	22,497
CommVault Systems, Inc.*	390	18,330
Compuware Corp.*	2,055	16,111
Concur Technologies, Inc.*	90	4,711
Convio, Inc.*	105	1,673
DemandTec, Inc.*	270	3,559
Digimarc Corp.*	60	1,586
Ebix, Inc.	315	7,806
Electronic Arts, Inc.*	600	11,142
EPIQ Systems, Inc.	300	3,657
ePlus, Inc.*	150	4,278
Factset Research Systems, Inc.	75	6,624
Fair Isaac Corp.	360	13,046
Fortinet, Inc.*	210	4,790
Glu Mobile, Inc.*	390	1,310
Informatica Corp.*	195	8,248
Interactive Intelligence Group, Inc.*	135	3,484
Intuit, Inc.	510	28,784
JDA Software Group, Inc.*	390	11,493
Kenexa Corp.*	225	5,404
Magma Design Automation, Inc.*	585	4,189
Manhattan Associates, Inc.*	195	8,559
Mentor Graphics Corp.*	2,160	29,959
MICROS Systems, Inc.*	150	7,456
Microsoft Corp.	13,530	399,541
MicroStrategy, Inc., Class A*	75	8,634
Monotype Imaging Holdings, Inc.*	330	5,151
Netscout Systems, Inc.*	330	6,818
NetSuite, Inc.*	270	11,308
Nuance Communications, Inc.*	420	11,978
Opnet Technologies, Inc.	135	4,786
Oracle Corp.	7,050	198,810
Parametric Technology Corp.*	210	5,286
Pegasystems, Inc.	150	4,254

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Progress Software Corp.*	630	$14,698
PROS Holdings, Inc.*	195	3,163
QLIK Technologies, Inc.*	705	19,881
Quest Software, Inc.*	555	11,294
RealPage, Inc.*	300	7,716
Red Hat, Inc.*	345	15,998
Rosetta Stone, Inc.*	120	936
Rovi Corp.*	195	6,258
S1 Corp.*	68	664
Salesforce.com, Inc.*	225	26,280
Seachange International, Inc.*	270	1,939
SolarWinds, Inc.*	540	17,069
Solera Holdings, Inc.	135	6,449
Sourcefire, Inc.*	270	8,375
SS&C Technologies Holdings, Inc.*	315	5,913
SuccessFactors, Inc.*	780	31,044
Symantec Corp.*	1,365	23,464
Synchronoss Technologies, Inc.*	285	9,525
Synopsys, Inc.*	270	7,879
Take-Two Interactive Software, Inc.*	810	12,636
Taleo Corp., Class A*	390	14,044
TeleCommunication Systems, Inc., Class A*	465	1,088
TeleNav, Inc.*	480	3,566
THQ, Inc.*	1,410	945
TIBCO Software, Inc.*	300	7,821
TiVo, Inc.*	1,140	11,833
Tyler Technologies, Inc.*	300	10,539
Ultimate Software Group, Inc.*	240	16,006
VASCO Data Security International, Inc.*	255	2,150
Verint Systems, Inc.*	210	5,945
VirnetX Holding Corp.*	390	9,056
VMware, Inc., Class A*	150	13,690
Wave Systems Corp., Class A*	780	1,786
Websense, Inc.*	375	7,087

		1,392,554
Specialty Retail - 2.9%
Aaron’s, Inc.	660	17,563
Abercrombie & Fitch Co., Class A	165	7,580
Advance Auto Parts, Inc.	135	10,346
Aeropostale, Inc.*	780	12,769
American Eagle Outfitters, Inc.	270	3,804
America’s Car-Mart, Inc.*	225	8,536
ANN, Inc.*	480	11,645
Asbury Automotive Group, Inc.*	735	16,839
Ascena Retail Group, Inc.*	1,455	51,463
AutoNation, Inc.*	90	3,218
AutoZone, Inc.*	45	15,655
Barnes & Noble, Inc.*	930	11,225
Bebe Stores, Inc.	345	3,022
Bed Bath & Beyond, Inc.*	450	27,315
Best Buy Co., Inc.	420	10,059
Big 5 Sporting Goods Corp.	435	3,454
Body Central Corp.*	120	3,226
Brown Shoe Co., Inc.	1,005	9,497
The Buckle, Inc.	255	11,126
Cabela’s, Inc.*	1,110	28,949
CarMax, Inc.*	405	12,324
Casual Male Retail Group, Inc.*	975	3,081
The Cato Corp., Class A	630	16,890
Charming Shoppes, Inc.*	990	4,910
Chico’s FAS, Inc.	1,650	18,876
The Childrens Place Retail Stores, Inc.*	240	11,974
Citi Trends, Inc.*	330	2,977
Collective Brands, Inc.*	1,395	23,241
Conn’s, Inc.*	360	4,176
Cost Plus, Inc.*	150	2,033
Destination Maternity Corp.	300	5,007
Dick’s Sporting Goods, Inc.	180	7,418

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
DSW, Inc., Class A	240	$11,993
Express, Inc.*	540	11,686
The Finish Line, Inc., Class A	1,200	25,380
Foot Locker, Inc.	225	5,904
GameStop Corp., Class A*	195	4,555
The Gap, Inc.	315	5,979
Genesco, Inc.*	225	13,741
GNC Holdings, Inc., Class A*	105	2,889
Group 1 Automotive, Inc.	540	28,804
Guess?, Inc.	90	2,700
Haverty Furniture Cos, Inc.	180	2,246
hhgregg, Inc.*	510	5,192
Hibbett Sports, Inc.*	255	12,222
The Home Depot, Inc.	2,760	122,516
HOT Topic, Inc.	405	2,965
JOS A Bank Clothiers, Inc.*	255	12,176
Kirkland’s, Inc.*	375	5,614
Lithia Motors, Inc., Class A	510	11,327
Lowe’s Cos., Inc.	2,250	60,367
Ltd. Brands, Inc.	480	20,093
Lumber Liquidators Holdings, Inc.*	225	4,806
MarineMax, Inc.*	225	1,849
The Men’s Wearhouse, Inc.	1,170	40,353
Monro Muffler Brake, Inc.	285	11,953
Office Depot, Inc.*	6,315	17,240
OfficeMax, Inc.*	1,950	10,783
O’Reilly Automotive, Inc.*	240	19,562
Penske Automotive Group, Inc.	1,020	22,828
The PEP Boys-Manny Moe & Jack	1,185	17,775
PetSmart, Inc.	210	11,176
Pier 1 Imports, Inc.*	1,095	17,027
RadioShack Corp.	2,265	16,263
Rent-A-Center, Inc.	1,320	44,642
Ross Stores, Inc.	390	19,820
Rue21, Inc.*	150	3,631
Sally Beauty Holdings, Inc.*	225	4,639
Select Comfort Corp.*	525	13,167
Shoe Carnival, Inc.*	225	5,690
Sonic Automotive, Inc., Class A	825	12,862
Stage Stores, Inc.	795	12,227
Staples, Inc.	960	14,045
Stein Mart, Inc.*	630	4,567
Systemax, Inc.*	255	4,491
Talbots, Inc.*	1,590	5,152
Tiffany & Co.	225	14,355
TJX Cos., Inc.	705	48,039
Tractor Supply Co.	135	10,904
Ulta Salon Cosmetics & Fragrance, Inc.*	90	6,860
Urban Outfitters, Inc.*	225	5,962
Vitamin Shoppe, Inc.*	255	10,899
The Wet Seal, Inc., Class A*	960	3,360
Williams-Sonoma, Inc.	165	5,917
Zumiez, Inc.*	195	5,569

		1,196,960
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.*	480	20,122
Coach, Inc.	525	36,776
Columbia Sportswear Co.	135	6,190
Crocs, Inc.*	870	16,547
Deckers Outdoor Corp.*	75	6,064
Fossil, Inc.*	90	8,554
G-III Apparel Group Ltd.*	360	8,219
Hanesbrands, Inc.*	135	3,321
Iconix Brand Group, Inc.*	1,695	31,205
The Jones Group, Inc.	1,950	17,803
K-Swiss, Inc., Class A*	255	862
Liz Claiborne, Inc.*	2,160	20,088
Maidenform Brands, Inc.*	225	4,500
Movado Group, Inc.	165	3,038
NIKE, Inc., Class B	675	70,193

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Oxford Industries, Inc.	135	$6,876
Perry Ellis International, Inc.*	315	4,895
PVH Corp.	105	8,105
Quiksilver, Inc.*	1,245	5,553
Ralph Lauren Corp.	105	15,960
Skechers U.S.A., Inc., Class A*	885	10,762
Steven Madden Ltd.*	360	14,810
True Religion Apparel, Inc.*	240	8,698
Under Armour, Inc., Class A*	75	5,971
Unifi, Inc.*	360	3,503
Vera Bradley, Inc.*	225	8,059
VF Corp.	165	21,696
The Warnaco Group, Inc.*	420	24,465
Wolverine World Wide, Inc.	465	18,177

		411,012
Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	2,025	16,868
BankUnited, Inc.	390	8,935
Beneficial Mutual Bancorp, Inc.*	345	3,053
Berkshire Hills Bancorp, Inc.	480	10,858
Brookline Bancorp, Inc.	555	5,145
Capitol Federal Financial, Inc.	1,575	18,191
Dime Community Bancshares, Inc.	720	9,922
Federal Agricultural Mortgage Corp., Class C	195	3,783
Flagstar Bancorp, Inc.*	1,800	1,242
Flushing Financial Corp.	720	9,439
Fox Chase Bancorp, Inc.	135	1,706
Hudson City Bancorp, Inc.	660	4,442
MGIC Investment Corp.*	4,215	15,975
New York Community Bancorp, Inc.	600	7,614
Northfield Bancorp, Inc./NJ	240	3,528
Northwest Bancshares, Inc.	975	12,012
OceanFirst Financial Corp.	390	5,284
Ocwen Financial Corp.*	930	13,383
Oritani Financial Corp.	495	6,420
People’s United Financial, Inc.	675	8,323
Provident Financial Services, Inc.	1,290	17,854
Provident New York Bancorp	360	2,974
Radian Group, Inc.	1,290	3,547
Rockville Financial, Inc.	120	1,306
Territorial Bancorp, Inc.	135	2,792
TFS Financial Corp.*	165	1,485
Trustco Bank Corp. NY	2,100	11,739
United Financial Bancorp, Inc./MD	150	2,421
ViewPoint Financial Group	150	2,038
Walker & Dunlop, Inc.*	315	3,742
Washington Federal, Inc.	2,505	39,479
WSFS Financial Corp.	75	2,918

		258,418
Tobacco - 1.1%
Alliance One International, Inc.*	1,995	5,805
Altria Group, Inc.	3,780	107,352
Lorillard, Inc.	255	27,384
Philip Morris International, Inc.	3,180	237,769
Reynolds American, Inc.	615	24,126
Star Scientific, Inc.*	1,080	3,262
Universal Corp.	540	24,235
Vector Group Ltd.	855	14,886

		444,819
Trading Companies & Distributors - 0.7%
Aceto Corp.	645	4,734
Aircastle Ltd.	1,125	15,863
Applied Industrial Technologies, Inc.	885	34,143
Beacon Roofing Supply, Inc.*	435	9,944
CAI International, Inc.*	300	5,226
DXP Enterprises, Inc.*	90	3,036
Fastenal Co.	540	25,207

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
GATX Corp.	435	$18,679
H&E Equipment Services, Inc.*	285	4,842
Houston Wire & Cable Co.	390	5,565
Interline Brands, Inc.*	315	5,358
Kaman Corp.	240	7,481
MSC Industrial Direct Co., Inc., Class A	90	6,842
RSC Holdings, Inc.*	585	12,396
Rush Enterprises, Inc., Class A*	255	5,868
TAL International Group, Inc.	525	17,488
Textainer Group Holdings Ltd.	405	12,794
Titan Machinery, Inc.*	165	4,082
United Rentals, Inc.*	585	22,370
W.W. Grainger, Inc.	105	20,028
Watsco, Inc.	240	16,553

WESCO International, Inc.*	405	25,466

		283,965
Water Utilities - 0.1%
American States Water Co.	180	6,511
American Water Works Co., Inc.	240	8,095
Aqua America, Inc.	240	5,294
California Water Service Group	390	7,196
Connecticut Water Service, Inc.	120	3,646
Middlesex Water Co.	150	2,833
SJW Corp.	120	2,843
York Water Co.	240	4,272

		40,690
Wireless Telecommunication Services - 0.3%
Clearwire Corp., Class A*	1,965	3,321
Crown Castle International Corp.*	435	21,089
Leap Wireless International, Inc.*	1,410	12,069
MetroPCS Communications, Inc.*	450	3,978
NII Holdings, Inc.*	315	6,335
NTELOS Holdings Corp.	330	7,534
SBA Communications Corp., Class A*	210	9,601
Shenandoah Telecommunications Co.	225	2,221
Sprint Nextel Corp.*	4,200	8,904
Telephone & Data Systems, Inc.	2,137	56,192
United States Cellular Corp.*	30	1,376
USA Mobility, Inc.	510	7,216

		139,836

Total Common Stocks (Cost $37,942,952)		40,396,193

	No. of Rights
Rights - 0.0%†
Pilgrim’s Pride Corp., expiring 02/17/12 at $4.50*^	852	155

Total Rights (Cost $–)		155

	Principal Amount
U.S. Government & Agency Security - 0.2%
U.S. Treasury Bill 0.05%, due 05/03/12(a)(b)	$70,000	69,990

Total U.S. Government & Agency Security (Cost $69,992)		69,990

Total Investment Securities (Cost $38,012,944) — 98.3%		40,466,338

Other assets less liabilities — 1.7%		714,120

Net Assets — 100.0%		$41,180,458

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2012, the value of these securities amounted to $155 or 0.00% of net assets.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
†	Amount represents less than 0.05%.
(a)	Zero coupon security. Rate disclosed is yield as of January 31, 2012.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,721,904
Aggregate gross unrealized depreciation	(266,747)

Net unrealized appreciation	$2,455,157

Federal income tax cost of investments	$38,011,181

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

January 31, 2012 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2012, was as follows:

Security	Value October 31, 2011	Purchases at Cost	Sales at Cost	Value January 31, 2012	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$3,157	$12,422	$—	$16,072	$44	$—

Futures Contracts Purchased

FlexSharesSM Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	9	03/16/12	$588,690	$19,256
Mini Russell 2000® Futures Contracts	2	03/16/12	158,240	9,368

				$28,624

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Chemicals - 23.3%
Agrium, Inc.	40,103	$3,232,313
CF Industries Holdings, Inc.	19,516	3,461,748
Incitec Pivot Ltd.	392,224	1,338,044
Intrepid Potash, Inc.*	17,017	406,536
Israel Chemicals Ltd.	115,073	1,205,855
K+S AG	4,641	221,475
Monsanto Co.	109,242	8,963,306
The Mosaic Co.	80,801	4,522,432
Potash Corp. of Saskatchewan, Inc.	207,536	9,722,333
The Scotts Miracle-Gro Co., Class A	10,234	484,682
Sociedad Quimica y Minera de Chile S.A. (ADR)	24,990	1,467,913
Syngenta AG*	21,896	6,628,802
Uralkali OJSC (GDR)	161,959	5,756,023
Yara International ASA	45,339	1,827,305

		49,238,767
Containers & Packaging - 0.2%
Sonoco Products Co.	15,113	473,037

Food Products - 6.6%
Archer-Daniels-Midland Co.	124,950	3,577,319
Bunge Ltd.	32,487	1,860,530
China Agri-Industries Holdings Ltd.	357,000	289,578
Cosan S.A. Industria e Comercio	23,800	384,384
Golden Agri-Resources Ltd.	1,309,000	766,107
IOI Corp. Bhd	678,300	1,204,083
Kuala Lumpur Kepong Bhd	107,100	904,822
Nutreco N.V.	7,854	557,040
PPB Group Bhd	130,900	728,943
PT Astra Agro Lestari Tbk	119,000	272,681
Suedzucker AG	13,566	401,166
Viterra, Inc.	86,989	935,944
Wilmar International Ltd.	476,000	2,027,790

		13,910,387
Machinery - 0.4%
Kurita Water Industries Ltd.	35,700	969,167

Metals & Mining - 30.0%
Agnico-Eagle Mines Ltd.	14,192	531,961
Alcoa, Inc.	107,100	1,088,136
Anglo American PLC	95,795	3,966,682
AngloGold Ashanti Ltd.	30,940	1,424,189
Barrick Gold Corp.	80,325	3,961,584
BHP Billiton Ltd.	263,704	10,503,823
Cia de Minas Buenaventura S.A. (ADR)	35,700	1,531,530
Cliffs Natural Resources, Inc.	13,566	980,144
Compass Minerals International, Inc.	7,854	573,892
Eldorado Gold Corp.	51,646	782,273
First Quantum Minerals Ltd.	41,174	901,611
Freeport-McMoRan Copper & Gold, Inc.	87,346	4,036,259
Gold Fields Ltd.	61,523	1,017,607
Goldcorp, Inc.	62,475	3,021,426
Grupo Mexico SAB de CV	321,787	1,026,897
IAMGOLD Corp.	34,629	577,697
Iluka Resources Ltd.	33,082	644,093
Impala Platinum Holdings Ltd.	46,529	1,024,286
Kinross Gold Corp.	100,674	1,137,395
MMC Norilsk Nickel OJSC (ADR)	120,203	2,309,100
Newcrest Mining Ltd.	64,141	2,298,552
Newmont Mining Corp.	38,675	2,377,739
Randgold Resources Ltd.	7,497	847,665
Rio Tinto PLC	115,787	6,952,407
Silver Wheaton Corp.	30,464	1,086,600
Sociedad Minera Cerro Verde S.A.A.*	7,799	299,482
Southern Copper Corp.	67,592	2,344,766
Sumitomo Metal Mining Co. Ltd.	22,000	317,089
Teck Resources Ltd., Class B	50,813	2,154,429

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Xstrata PLC	169,218	$2,869,285
Yamana Gold, Inc.	57,477	994,392

		63,582,991
Multi-Utilities - 1.2%
ACEA S.p.A.	12,852	79,544
Suez Environnement Co.	82,229	1,053,383
Veolia Environnement S.A.	116,025	1,319,555

		2,452,482
Oil, Gas & Consumable Fuels - 29.2%
Anadarko Petroleum Corp.	14,637	1,181,499
Apache Corp.	12,376	1,223,739
BG Group PLC	114,478	2,574,291
BP PLC	639,506	4,751,688
Canadian Natural Resources Ltd.	33,320	1,319,709
Cenovus Energy, Inc.	25,942	946,520
Chesapeake Energy Corp.	26,775	565,756
Chevron Corp.	61,761	6,366,324
CNOOC Ltd.	476,000	978,456
ConocoPhillips	38,080	2,597,437
Devon Energy Corp.	12,614	804,899
ENI S.p.A.	103,649	2,293,021
EOG Resources, Inc.	7,497	795,732
Exxon Mobil Corp.	123,760	10,363,662
Gazprom OAO (ADR)	86,409	1,045,549
Lukoil OAO (ADR)	24,157	1,414,392
Marathon Oil Corp.	20,111	631,284
NovaTek OAO (GDR)	4,522	609,113
Occidental Petroleum Corp.	22,967	2,291,418
PetroChina Co. Ltd., Class H	952,000	1,392,183
Petroleo Brasileiro S.A. (ADR)	90,083	2,516,018
Repsol YPF S.A.	24,276	667,349
Royal Dutch Shell PLC, Class A	117,572	4,167,819
Sasol Ltd.	19,754	1,010,603
Statoil ASA	34,034	854,612
Suncor Energy, Inc.	56,168	1,934,529
Surgutneftegas OJSC (ADR)	113,169	1,059,262
Total S.A.	74,732	3,952,737
Tullow Oil PLC	29,036	636,902
Woodside Petroleum Ltd.	22,610	822,024

		61,768,527
Paper & Forest Products - 3.2%
Domtar Corp.	5,236	452,286
Duratex S.A.	95,200	532,454
Fibria Celulose S.A.	59,500	484,389
International Paper Co.	53,431	1,663,841
Louisiana-Pacific Corp.*	14,518	123,693
MeadWestvaco Corp.	22,015	648,122
Mondi PLC	73,661	587,016
OJI Paper Co. Ltd.	119,000	611,777
Stora Enso Oyj	79,016	562,691
UPM-Kymmene Oyj	79,611	1,021,305

		6,687,574
Real Estate Investment Trusts (REITs) - 1.6%
Plum Creek Timber Co., Inc.	24,633	955,268
Rayonier, Inc.	18,326	838,048
Weyerhaeuser Co.	77,350	1,548,547

		3,341,863
Trading Companies & Distributors - 0.7%
Noble Group Ltd.	1,309,000	1,407,135

Water Utilities - 3.3%
American States Water Co.	5,236	189,386
American Water Works Co., Inc.	35,938	1,212,189
Aqua America, Inc.	32,011	706,163
California Water Service Group	10,829	199,795
Cia de Saneamento de Minas Gerais-COPASA	11,900	263,032

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund

January 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
CIA Saneamento Basico de Sao
Paolo (ADR)*	12,785	$842,403
Pennon Group PLC	80,801	886,818
Severn Trent PLC	53,431	1,285,831
United Utilities Group PLC	152,320	1,447,019

		7,032,636

Total Common Stocks (Cost $194,142,970)		210,864,566

Total Investment Securities (Cost $194,142,970) — 99.7%		210,864,566

Other assets less liabilities — 0.3%		665,462

Net Assets — 100.0%		$211,530,028

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,142,957
Aggregate gross unrealized depreciation	(1,441,282)

Net unrealized appreciation	$16,701,675

Federal income tax cost of investments	$194,162,891

Futures Contracts Purchased

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of January 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	2	03/16/12	$130,820	$6,081
FTSE 100® Index Futures Contracts	2	03/16/12	178,146	6,301
Mini Russell 2000® Futures Contracts	2	03/16/12	158,240	6,086
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	03/15/12	282,435	11,813

				$30,281

Cash collateral in the amount of $28,156 was pledged to cover margin requirements for open futures contracts as of January 31, 2012.

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of January 31, 2012:

Australia	7.4%
Brazil	2.4
Canada	15.9
Chile	0.7
China	1.1
Finland	0.8
France	3.0
Germany	0.3
Hong Kong	0.8
Indonesia	0.1
Israel	0.6
Italy	1.1
Japan	0.9
Malaysia	1.3
Mexico	0.5
Netherlands	2.2
Norway	1.3
Peru	0.9
Russia	5.8
Singapore	1.3
South Africa	2.1
Spain	0.3
Switzerland	4.5
United Kingdom	11.3
United States	33.1
Other [1]	0.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2012 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.8%
U.S. Treasury Inflation Index Notes
0.63%, due 04/15/13	$4,565,000	$5,005,452
1.88%, due 07/15/13	6,080,000	7,886,324
2.00%, due 01/15/14	6,390,000	8,369,314
1.25%, due 04/15/14	4,625,000	5,243,015
2.00%, due 07/15/14	5,770,000	7,549,607
1.63%, due 01/15/15	14,270,000	18,476,908
0.50%, due 04/15/15	17,330,000	19,218,174
1.88%, due 07/15/15	13,880,000	18,060,838
2.00%, due 01/15/16	13,875,000	17,961,387
0.13%, due 04/15/16	19,635,000	21,371,307
2.50%, due 07/15/16	6,050,000	7,979,316
2.38%, due 01/15/17	5,230,000	6,938,090
2.63%, due 07/15/17	4,225,000	5,603,294
1.63%, due 01/15/18	4,970,000	6,232,889
1.38%, due 07/15/18	4,525,000	5,491,240
2.13%, due 01/15/19	4,460,000	5,701,370

		167,088,525

Total U.S. Treasury Obligations (Cost $163,764,997)		167,088,525

Total Investment Securities (Cost $163,764,997) — 99.8%		167,088,525

Other assets less liabilities — 0.2%		352,502

Net Assets — 100.0%		$167,441,027

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,323,528
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$3,323,528

Federal income tax cost of investments	$163,764,997

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2012 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.9%
U.S. Treasury Inflation Index Notes
0.50%, due 04/15/15	$5,660,000	$6,276,680
1.88%, due 07/15/15	4,590,000	5,972,568
2.00%, due 01/15/16	4,590,000	5,941,821
0.13%, due 04/15/16	7,200,000	7,836,690
2.50%, due 07/15/16	5,405,000	7,128,629
2.38%, due 01/15/17	4,660,000	6,181,931
2.63%, due 07/15/17	16,350,000	21,683,754
1.63%, due 01/15/18	19,135,000	23,997,251
1.38%, due 07/15/18	17,445,000	21,170,097
2.13%, due 01/15/19	17,195,000	21,980,953
1.88%, due 07/15/19	4,125,000	5,266,234
1.38%, due 01/15/20	5,100,000	6,218,125
1.25%, due 07/15/20	8,680,000	10,445,544
1.13%, due 01/15/21	9,815,000	11,624,291
0.63%, due 07/15/21	9,540,000	10,546,968

		172,271,536

Total U.S. Treasury Obligations (Cost $167,396,656)		172,271,536

Total Investment Securities (Cost $167,396,656) — 99.9%		172,271,536

Other assets less liabilities — 0.1%		205,141

Net Assets — 100.0%		$172,476,677

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,874,868
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$4,874,868

Federal income tax cost of investments	$167,396,668

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexSharesSM Trust

Notes to the Schedules of Investments

January 31, 2012 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The securities and other assets of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund’s securities may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but that are primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates value. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales of the

FlexSharesSM Trust

Notes to the Schedules of Investments (cont.)

January 31, 2012 (Unaudited)

security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures.

Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2012 for each Fund based upon the three levels defined above. As of January 31, 2012, there were no Level 3 securities. Please refer to the Schedules of Investments to view common stock segregated by industry type where applicable.

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Total
	Common Stocks	Futures Contracts	Rights	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments including Futures Contracts
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$40,396,193	$28,624	$155	$69,990	$40,466,338	$28,624
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	210,864,566	30,281	—	—	210,864,566	30,281
FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	—	—	—	167,088,525	167,088,525	—
FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund	—	—	—	172,271,536	172,271,536	—

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 23, 2012

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 23, 2012